UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® SAI U.S. Quality Index Fund Fidelity® SAI U.S. Quality Index Fund : FUQIX

This annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 12	0.11%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 36% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+38%), benefiting from the media & entertainment industry (+38%). Health care rose 13%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+17%), financials gained approximately 16%, lifted by the financial services industry (+17%), and consumer discretionary advanced roughly 28%. Other contributors included the consumer staples (+13%), industrials (+8%), real estate (+27%) and materials (+10%) sectors.
•Conversely, energy returned about 49% and detracted.
•Turning to individual stocks, the top contributor was Nvidia (+145%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained approximately 95% and helped. In media & entertainment, Meta Platforms (+48%) and Alphabet (+30%) lifted the fund. Lastly, Microsoft (+25%), from the software & services group, also helped.
•In contrast, the biggest detractor was Qualcomm (-15%), from the semiconductors & semiconductor equipment industry. From the same industry, Texas Instruments returned -5% and hurt. Fortinet (-25%), a stock in the software & services group, detracted. In health care equipment & services, Edwards Lifesciences returned -23% and hindered the fund. Lastly, in commercial & professional services, Paycom Software (-54%) detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2015 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Quality Index Fund	25.86%	16.59%	15.51%
Fidelity SAI U.S. Quality Index Fund Linked Index℠	25.76%	16.63%	15.60%
Fidelity U.S. Quality Focus Index℠	25.76%	16.63%	-%
S&P 500® Index	22.15%	15.00%	14.17%
A   From October 8, 2015

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,176,823,098
Number of Holdings	87
Total Advisory Fee	$13,330,347
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.0
Health Care	15.1
Communication Services	11.9
Financials	10.8
Industrials	7.0
Consumer Staples	6.8
Consumer Discretionary	5.8
Real Estate	1.1
Energy	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	9.7
NVIDIA Corp	8.6
Alphabet Inc Class A	6.5
Meta Platforms Inc Class A	4.9
Microsoft Corp	4.1
Johnson & Johnson	4.0
Mastercard Inc Class A	3.8
Visa Inc Class A	3.7
Coca-Cola Co/The	3.6
Adobe Inc	3.4
52.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913531.100    2803-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Small-Mid Cap 500 Index Fund Fidelity® SAI Small-Mid Cap 500 Index Fund : FZFLX

This annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industrials gained about 18% and contributed most to the fund's performance for the fiscal year, especially among capital goods firms (+24%). Financials rose about 21% and also helped, as did consumer discretionary stocks, which advanced approximately 11%. Further bolstering performance was the utilities sector (+40%), along with information technology and real estate companies, which advanced 7% and 9%, respectively. Exposure to materials (+10%), energy (+8%), health care (+2%) and consumer staples (+7%) stocks was beneficial as well.
•Among individual holdings, the top contributor was utilities firm Vistra (+211%). A stake in capital goods stock Vertiv Holdings (+232%) was another plus, along with consumer durables & apparel company Deckers Outdoor (+78%). Applovin, within the software & services industry, gained roughly 164% and helped as well. In the consumer discretionary distribution & retail category, a stake in Williams-Sonoma (+106%) also was advantageous.
•In contrast, holdings in the communication services sector returned about -6% and detracted most, primarily due to the media & entertainment industry (-7%).
•On a stock-specific basis, the biggest detractor was Exact Sciences (-53%), a position in the pharmaceuticals, biotechnology & life sciences industry. A stake in software & services firm Bill Holdings (-60%) also hurt. Five Below (-65%), a stock in the consumer discretionary distribution & retail category, was another performance headwind. Among banks, New York Community Bancorp (-76%) weighed on the fund's return as well. Lastly, Wolfspeed (-71%), a holding in the semiconductors & semiconductor equipment industry, futher weighed on the fund's return.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 12, 2015 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Small-Mid Cap 500 Index Fund	12.18%	10.21%	9.74%
Russell SMID 500™ Index	12.21%	10.22%	9.78%
Russell 3000® Index	21.07%	14.23%	12.87%
A   From August 12, 2015

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$1,734,459,634
Number of Holdings	506
Total Advisory Fee	$1,752,006
Portfolio Turnover	31%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.4
Financials	15.9
Consumer Discretionary	14.3
Information Technology	11.0
Health Care	9.5
Real Estate	7.5
Materials	6.9
Energy	5.1
Consumer Staples	3.9
Communication Services	3.4
Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Eqt Corp	0.7
Watsco Inc	0.6
Lennox International Inc	0.5
Packaging Corp of America	0.5
Textron Inc	0.5
EMCOR Group Inc	0.5
Reliance Inc	0.5
Avery Dennison Corp	0.5
Everest Group Ltd	0.5
Pure Storage Inc Class A	0.4
5.2

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913530.100    2786-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Momentum Index Fund Fidelity® SAI U.S. Momentum Index Fund : FUMIX

This annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 15	0.13%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 33% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 37%, also helped, benefiting from the capital goods industry (+44%), as did communication services, which advanced 36%, lifted by the media & entertainment industry (+35%). The health care sector rose about 43%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+50%), while financials gained 34% and consumer discretionary advanced roughly 24%. Other contributors included the utilities (+81%), energy (+12%), materials (+18%), consumer staples (+16%) and real estate (+28%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+148%), from the semiconductors & semiconductor equipment category. Within the same group, Broadcom gained 84% and lifted the fund. In pharmaceuticals, biotechnology & life sciences, Eli Lilly gained 77% and contributed. In media & entertainment, Meta Platforms (+48%) boosted the fund. Lastly, in capital goods, General Electric (+88%) helped.
•In contrast, the biggest detractor was Intel (-12%), from the semiconductors & semiconductor equipment group. From the same group, ON Semiconductor (-36%) hurt. In software & services, Adobe (+1%) and CrowdStrike Holdings (+44%) hurt the fund's performance. Lastly, Tesla (-30%), from the automobiles & components industry, detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2017 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Momentum Index Fund	35.08%	14.61%	14.98%
MSCI USA Custom Momentum Composite Index	35.04%	14.72%	15.11%
MSCI USA Index	21.48%	14.35%	13.72%
A   From February 9, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$645,694,919
Number of Holdings	234
Total Advisory Fee	$446,924
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.9
Financials	15.4
Industrials	15.2
Communication Services	10.4
Consumer Discretionary	10.0
Health Care	9.8
Consumer Staples	4.1
Utilities	1.5
Materials	1.4
Energy	0.9
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Broadcom Inc	5.2
Amazon.com Inc	5.2
NVIDIA Corp	5.1
Meta Platforms Inc Class A	4.9
Eli Lilly & Co	4.7
JPMorgan Chase & Co	3.8
Microsoft Corp	3.2
Costco Wholesale Corp	3.2
General Electric Co	2.3
Netflix Inc	1.9
39.5

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913545.100    2882-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024
Fidelity® Real Estate Index Fund Fidelity® Real Estate Index Fund : FSRNX

This annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, retail real estate investment trusts gained about 14% and notably contributed to the fund's performance for the fiscal year. Exposure to health care REITs, which rose 17%, also helped, as did telecom tower firms, which advanced roughly 14%. Additional bright spots included the other specialized real estate industry (+23%), while self-storage and multi-family residential REITs were up 14% and 9%, respectively. Holdings in the data center (+8%), office (+19%), real estate services (+8%), industrial (+4%), hotel & resort (+3%) and diversified (+3%) categories bolstered performance as well.
•Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. A position in health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 73% and boosted the fund's return as well. In retail, a stake in Simon Property Group (+30%) provided an added lift, as did real estate services firm CBRE Group (+35%).
•In contrast, holdings among timber REITs returned about -5% and detracted most. Unfavorable exposure to real estate operating companies (-23%) and real estate development (-9%) stocks also hurt.
•The biggest stock-specific detractor was health care REIT Medical Properties Trust (-46%). Within the real estate services industry, CoStar Group (-7%), Opendoor Technologies (-55%) and Zillow (-10%) pressured the fund's return as well. Lastly, diversified REIT W.P. Carey (-7%) also proved to be a performance challenge.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2014 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Index Fund	10.63%	2.27%	5.03%
Fidelity Real Estate Linked Index℠	10.73%	2.34%	5.08%
MSCI US IMI Real Estate 25/25 Index	10.73%	4.46%	-%
S&P 500® Index	22.15%	15.00%	13.15%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,726,235,514
Number of Holdings	156
Total Advisory Fee	$1,716,716
Portfolio Turnover	5%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	36.0
Retail REITs	13.1
Residential REITs	12.8
Industrial REITs	11.8
Health Care REITs	10.6
Real Estate Management & Development	7.6
Office REITs	3.3
Hotel & Resort REITs	2.5
Diversified REITs	1.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	8.1
American Tower Corp	7.2
Equinix Inc	5.3
Welltower Inc	4.5
Simon Property Group Inc	3.6
Realty Income Corp	3.4
Crown Castle Inc	3.4
Public Storage Operating Co	3.2
Digital Realty Trust Inc	3.2
CBRE Group Inc Class A	2.4
44.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913516.100    2355-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Value Index Fund Fidelity® SAI U.S. Value Index Fund : FSWCX

This annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 12	0.11%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, financials gained 33% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+23%). Energy rose 15%, industrials gained about 21%, lifted by the capital goods industry (+35%), and consumer discretionary advanced 23%. Other contributors included the communication services (+13%), materials (+8%), utilities (+105%) and real estate (-26%) sectors.
•In contrast, health care returned -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Consumer staples (-3%) also hurt, held back by the consumer staples distribution & retail industry (-15%).
•Turning to individual stocks, the top contributor was JPMorgan Chase (+38%), from the banks group. Within the same category, Bank of America (+30%) and Wells Fargo (+32%) lifted the fund. Qualcomm, within the semiconductors & semiconductor equipment category, gained 39% and helped. Lastly, IBM (+39%), a stock in the software & services category, helped.
•Conversely, the biggest detractor was Bristol-Myers Squibb (-20%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same group, Pfizer (-10%) hurt the fund. CVS Health (-16%) and Humana (-22%), within the health care equipment & services category, hurt. Lastly, Comcast (-6%), a stock in the media & entertainment industry, detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 19, 2017 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Value Index Fund	18.17%	11.17%	9.02%
Fidelity U.S. Value Focus Index℠	18.16%	11.26%	9.10%
S&P 500® Index	22.15%	15.00%	13.46%
A   From December 19, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$4,113,484,200
Number of Holdings	204
Total Advisory Fee	$1,879,685
Portfolio Turnover	63%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.1
Information Technology	20.7
Energy	13.3
Health Care	12.9
Communication Services	8.6
Consumer Discretionary	5.9
Industrials	5.4
Materials	5.3
Consumer Staples	3.7
Real Estate	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	3.8
JPMorgan Chase & Co	3.8
Chevron Corp	3.5
Bank of America Corp	3.3
Microsoft Corp	3.2
Apple Inc	3.2
NVIDIA Corp	2.8
Wells Fargo & Co	2.7
Cisco Systems Inc	2.6
International Business Machines Corp	2.4
31.3

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913551.100    3056-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Real Estate Index Fund Fidelity® SAI Real Estate Index Fund : FESIX

This annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, retail real estate investment trusts gained 15% and notably contributed to the fund's performance for the fiscal year. Exposure to health care REITs, which rose 17%, also helped, as did telecom tower firms, which advanced roughly 13%. Further bolstering performance were holdings in the specialized real estate industry (+22%), while self-storage and multi-family residential REITs were up 17% and 10%, respectively. Stakes among data center (+5%), real estate services (+8%), office (+18%), industrial (+3%), hotel & resort (+4%) and diversified (+6%) REITs aided performance as well.
•Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. A position in health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 69% and boosted the fund's return as well. In retail, a stake in Simon Property Group (+30%) provided an added lift, as did real estate services firm CBRE Group (+33%).
•In contrast, the fund's holdings in timber REITs returned about -6% and detracted most. Unfavorable exposure to real estate operating companies (-23%) and real estate development (-10%) stocks also hurt.
•The biggest stock-specific detractor was health care REIT Medical Properties Trust (-45%). Within the real estate services industry, CoStar Group (-7%), Opendoor Technologies (-53%) and Zillow (-10%) pressured the fund's return as well. Lastly, diversified REIT W.P. Carey (-3%) also proved to be a performance challenge.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2016 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Real Estate Index Fund	10.30%	2.28%	4.70%
Fidelity Real Estate Linked Index℠	10.73%	2.34%	4.76%
MSCI US IMI Real Estate 25/25 Index	10.73%	4.46%	-%
S&P 500® Index	22.15%	15.00%	15.42%
A   From February 2, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$2,578,643
Number of Holdings	155
Total Advisory Fee	$56,242
Portfolio Turnover	7%
What did the Fund invest in?
(as of July 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Retail REITs	13.0
Residential REITs	12.6
Industrial REITs	11.7
Health Care REITs	10.4
Real Estate Management & Development	7.5
Office REITs	3.3
Hotel & Resort REITs	2.4
Diversified REITs	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	8.0
American Tower Corp	7.1
Equinix Inc	5.2
Welltower Inc	4.3
Simon Property Group Inc	3.5
Realty Income Corp	3.4
Crown Castle Inc	3.3
Public Storage Operating Co	3.2
Digital Realty Trust Inc	3.2
CBRE Group Inc Class A	2.4
43.6

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913533.100    2810-TSRA-0924

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Large Cap Index Fund Fidelity® SAI U.S. Large Cap Index Fund : FLCPX

This annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 35% and contributed most to the fund's performance for the fiscal year. Financials, which gained 26%, also helped, as did communication services, which advanced 30%, lifted by the media & entertainment industry (+30%). The health care sector rose about 14%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+18%), while industrials gained approximately 18% and consumer discretionary advanced 12%. Other contributors included the consumer staples (+8%), energy (+10%), utilities (+12%), real estate (+12%) and materials (+10%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+151%), from the semiconductors & semiconductor equipment industry. Another notable contributor was Microsoft (+25%), a stock in the software & services industry. Amazon.com (+39%), from the consumer discretionary distribution & retail category, helped. Another notable contributor was Alphabet (+30%), a stock in the media & entertainment group. Lastly, Apple, within the technology hardware & equipment group, gained about 13% and also helped.
•Conversely, the biggest detractor was Tesla (-14%), from the automobiles & components category. In consumer durables & apparel, Nike returned -31% and hindered the fund. Another notable detractor was United Parcel Service (-27%), a stock in the transportation group. CrowdStrike Holdings (-39%), a stock in the software & services industry, hurt the fund's performance. Lastly, in capital goods, Boeing returned approximately -20% and hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2016 through July 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Large Cap Index Fund	22.14%	14.95%	15.39%
S&P 500® Index	22.15%	15.00%	15.42%
A   From February 2, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2024)

KEY FACTS
Fund Size	$14,911,051,242
Number of Holdings	507
Total Advisory Fee	$1,842,847
Portfolio Turnover	40%
What did the Fund invest in?
(as of July 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.3
Financials	13.0
Health Care	11.8
Consumer Discretionary	10.0
Communication Services	8.8
Industrials	8.4
Consumer Staples	5.8
Energy	3.7
Utilities	2.4
Real Estate	2.3
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.9
Microsoft Corp	6.7
NVIDIA Corp	6.3
Amazon.com Inc	3.7
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	2.2
Alphabet Inc Class C	1.8
Berkshire Hathaway Inc Class B	1.8
Broadcom Inc	1.6
Tesla Inc	1.4
34.6

How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913532.100    2807-TSRA-0924

Item 2.

Code of Ethics

As of the end of the period, July 31, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Real Estate Index Fund, Fidelity SAI Real Estate Index Fund, Fidelity SAI Small-Mid Cap 500 Index Fund, Fidelity SAI U.S. Large Cap Index Fund, Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$35,600	$-	$9,800	$900
Fidelity SAI Real Estate Index Fund	$39,000	$-	$10,000	$1,000
Fidelity SAI Small-Mid Cap 500 Index Fund	$40,800	$-	$8,400	$1,000
Fidelity SAI U.S. Large Cap Index Fund	$39,000	$-	$10,200	$1,000
Fidelity SAI U.S. Momentum Index Fund	$41,400	$-	$8,400	$1,000
Fidelity SAI U.S. Quality Index Fund	$40,600	$-	$8,400	$1,000

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$35,700	$-	$8,800	$900
Fidelity SAI Real Estate Index Fund	$37,700	$-	$9,200	$1,000
Fidelity SAI Small-Mid Cap 500 Index Fund	$41,000	$-	$7,400	$1,000
Fidelity SAI U.S. Large Cap Index Fund	$39,100	$-	$9,200	$1,000
Fidelity SAI U.S. Momentum Index Fund	$40,500	$-	$7,400	$1,000
Fidelity SAI U.S. Quality Index Fund	$40,700	$-	$7,400	$1,000

A Amounts may reflect rounding.

Services Billed by PwC

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI U.S. Value Index Fund (the “Fund(s)”):

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$38,100	$3,500	$9,800	$1,500

July 31, 2023 Fees A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$38,100	$3,400	$9,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2024A	July 31, 2023A
Audit-Related Fees	$200,000	$80,000
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2024A	July 31, 2023 A
Audit-Related Fees	$9,437,800	$8,699,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2024A	July 31, 2023A
Deloitte Entities	$5,009,600	$3,353,300
PwC	$15,023,200	$14,167,700

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI U.S. Value Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Value Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	3,872,515	74,545,914
Verizon Communications, Inc.	2,273,365	92,116,750
		166,662,664
Entertainment - 0.3%
Warner Bros Discovery, Inc. (a)	1,204,278	10,417,005
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A	196,582	33,721,676
Media - 3.5%
Charter Communications, Inc. Class A (a)	52,896	20,085,669
Comcast Corp. Class A	2,114,000	87,244,780
Fox Corp. Class A	191,299	7,277,014
Interpublic Group of Companies, Inc.	203,842	6,557,597
Liberty Broadband Corp. Class C (a)	69,158	4,660,558
Nexstar Media Group, Inc.	16,845	3,112,788
Omnicom Group, Inc. (b)	105,767	10,369,397
Paramount Global Class B (b)	275,867	3,150,401
		142,458,204
TOTAL COMMUNICATION SERVICES		353,259,549
CONSUMER DISCRETIONARY - 5.8%
Automobile Components - 0.4%
Aptiv PLC (a)	146,937	10,195,958
BorgWarner, Inc.	123,052	4,344,966
Lear Corp.	30,670	3,742,967
		18,283,891
Automobiles - 1.4%
Ford Motor Co.	2,117,944	22,916,154
General Motors Co.	616,217	27,310,737
Harley-Davidson, Inc.	66,107	2,479,013
Thor Industries, Inc. (b)	28,800	3,056,832
		55,762,736
Broadline Retail - 0.9%
Amazon.com, Inc. (a)	107,656	20,129,519
eBay, Inc.	273,284	15,197,323
Macy's, Inc.	148,609	2,567,964
		37,894,806
Distributors - 0.1%
LKQ Corp.	144,082	5,979,403
Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc. (a)	68,562	8,753,311
Yum China Holdings, Inc.	210,581	6,367,969
		15,121,280
Household Durables - 2.2%
D.R. Horton, Inc.	160,071	28,801,575
KB Home	39,714	3,418,581
Lennar Corp. Class A	138,636	24,528,867
Meritage Homes Corp.	19,615	3,979,295
Mohawk Industries, Inc. (a)	28,628	4,611,112
PulteGroup, Inc.	113,603	14,995,596
Taylor Morrison Home Corp. (a)	57,122	3,831,744
Toll Brothers, Inc.	56,261	8,029,007
		92,195,777
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	185,844	3,584,931
Specialty Retail - 0.1%
Signet Jewelers Ltd.	24,118	2,029,047
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	30,575	3,118,344
Tapestry, Inc.	124,097	4,975,049
		8,093,393
TOTAL CONSUMER DISCRETIONARY		238,945,264
CONSUMER STAPLES - 3.6%
Beverages - 0.1%
Molson Coors Beverage Co. Class B (b)	98,206	5,190,187
Consumer Staples Distribution & Retail - 0.7%
Albertsons Companies, Inc.	217,723	4,317,447
Kroger Co.	361,528	19,703,276
Walgreens Boots Alliance, Inc. (b)	386,730	4,590,485
		28,611,208
Food Products - 1.7%
Archer Daniels Midland Co.	267,040	16,559,150
Bunge Global SA	76,474	8,047,359
Conagra Brands, Inc.	258,196	7,828,503
Darling Ingredients, Inc. (a)	86,295	3,428,500
Ingredion, Inc.	35,455	4,409,538
The J.M. Smucker Co.	57,344	6,763,725
The Kraft Heinz Co.	426,287	15,009,565
Tyson Foods, Inc. Class A	154,474	9,407,467
		71,453,807
Tobacco - 1.1%
Altria Group, Inc.	927,668	45,465,009
TOTAL CONSUMER STAPLES		150,720,211
ENERGY - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
APA Corp.	194,462	6,065,270
Chesapeake Energy Corp.	60,161	4,592,089
Chevron Corp.	887,397	142,400,597
Chord Energy Corp.	33,584	5,765,029
Civitas Resources, Inc.	49,733	3,469,374
ConocoPhillips Co.	426,880	47,469,056
Coterra Energy, Inc.	401,951	10,370,336
Devon Energy Corp.	341,335	16,052,985
EOG Resources, Inc.	310,394	39,357,959
Exxon Mobil Corp.	1,317,250	156,212,671
HF Sinclair Corp.	80,950	4,166,497
Marathon Oil Corp.	304,629	8,544,843
Marathon Petroleum Corp.	190,289	33,684,959
Matador Resources Co.	62,675	3,853,259
Murphy Oil Corp.	78,284	3,239,392
Occidental Petroleum Corp.	359,146	21,843,260
Ovintiv, Inc.	134,437	6,243,254
PBF Energy, Inc. Class A	56,991	2,322,383
SM Energy Co.	62,129	2,870,360
Valero Energy Corp.	176,606	28,560,722
		547,084,295
FINANCIALS - 23.0%
Banks - 16.0%
Bank of America Corp.	3,418,354	137,793,850
Bank OZK	56,976	2,671,605
Citigroup, Inc.	1,030,184	66,838,338
Citizens Financial Group, Inc.	245,751	10,486,195
Credicorp Ltd. (United States)	36,702	6,262,829
East West Bancorp, Inc.	75,149	6,604,846
Fifth Third Bancorp	369,444	15,642,259
First Citizens Bancshares, Inc.	6,428	13,419,671
First Horizon National Corp.	295,356	4,941,306
Huntington Bancshares, Inc.	782,724	11,701,724
JPMorgan Chase & Co.	732,824	155,944,947
M&T Bank Corp.	90,116	15,515,272
PNC Financial Services Group, Inc.	214,905	38,919,296
Regions Financial Corp.	494,627	11,064,806
U.S. Bancorp	842,785	37,824,191
Webster Financial Corp.	92,618	4,595,705
Wells Fargo & Co.	1,882,914	111,732,117
Western Alliance Bancorp.	58,875	4,737,083
		656,696,040
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	17,209	3,194,335
Bank of New York Mellon Corp.	403,886	26,280,862
State Street Corp.	162,706	13,825,129
		43,300,326
Consumer Finance - 1.0%
Capital One Financial Corp.	206,368	31,244,115
Synchrony Financial	216,869	11,014,777
		42,258,892
Financial Services - 0.3%
Corebridge Financial, Inc.	125,147	3,698,094
Essent Group Ltd.	57,613	3,620,401
Jackson Financial, Inc.	36,658	3,228,103
MGIC Investment Corp.	143,980	3,576,463
		14,123,061
Insurance - 4.4%
American International Group, Inc.	358,439	28,399,122
Arch Capital Group Ltd. (a)	201,976	19,345,261
Assured Guaranty Ltd.	27,922	2,299,935
Chubb Ltd.	219,308	60,454,443
Cincinnati Financial Corp.	84,555	11,044,574
Enstar Group Ltd. (a)	6,827	2,214,679
Everest Re Group Ltd.	23,471	9,221,052
Globe Life, Inc.	45,349	4,205,666
Hartford Financial Services Group, Inc.	159,733	17,717,584
Lincoln National Corp.	91,829	3,057,906
Markel Group, Inc. (a)	7,023	11,509,644
RenaissanceRe Holdings Ltd.	28,559	6,623,118
Unum Group	96,146	5,531,279
		181,624,263
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	392,605	3,929,976
Rithm Capital Corp.	261,120	3,031,603
		6,961,579
TOTAL FINANCIALS		944,964,161
HEALTH CARE - 12.9%
Biotechnology - 1.8%
Biogen, Inc. (a)	78,635	16,764,982
Gilead Sciences, Inc.	672,869	51,178,416
United Therapeutics Corp. (a)	23,956	7,505,175
		75,448,573
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	275,218	9,858,309
Medtronic PLC	717,140	57,600,685
Zimmer Biomet Holdings, Inc.	111,111	12,372,210
		79,831,204
Health Care Providers & Services - 5.1%
Centene Corp. (a)	288,221	22,169,959
Cigna Group	153,425	53,494,695
CVS Health Corp.	678,011	40,904,404
Elevance Health, Inc.	125,526	66,783,598
Molina Healthcare, Inc. (a)	31,649	10,800,854
Tenet Healthcare Corp. (a)	52,757	7,897,723
Universal Health Services, Inc. Class B	32,231	6,889,699
		208,940,932
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	1,094,811	52,069,211
Jazz Pharmaceuticals PLC (a)	34,047	3,753,682
Organon & Co.	138,895	3,036,245
Pfizer, Inc.	3,060,455	93,466,296
Royalty Pharma PLC	209,469	5,900,742
Viatris, Inc.	643,069	7,755,412
		165,981,588
TOTAL HEALTH CARE		530,202,297
INDUSTRIALS - 5.5%
Air Freight & Logistics - 0.9%
FedEx Corp.	122,273	36,957,014
Building Products - 0.6%
Builders FirstSource, Inc. (a)	65,921	11,033,198
Owens Corning	46,802	8,722,957
UFP Industries, Inc.	33,353	4,400,261
		24,156,416
Electrical Equipment - 0.1%
Atkore, Inc.	19,675	2,656,125
Industrial Conglomerates - 0.9%
3M Co.	298,863	38,119,976
Machinery - 1.8%
AGCO Corp.	33,450	3,158,349
Allison Transmission Holdings, Inc.	47,246	4,185,523
CNH Industrial NV	495,780	5,280,057
Cummins, Inc.	73,873	21,556,141
Mueller Industries, Inc.	61,352	4,352,311
PACCAR, Inc.	283,084	27,929,067
Snap-On, Inc.	28,473	8,172,605
		74,634,053
Passenger Airlines - 0.6%
Delta Air Lines, Inc.	348,525	14,993,546
United Airlines Holdings, Inc. (a)	177,582	8,065,774
		23,059,320
Professional Services - 0.2%
SS&C Technologies Holdings, Inc.	116,211	8,477,592
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	104,690	9,835,626
Boise Cascade Co.	21,322	3,029,643
WESCO International, Inc.	23,608	4,130,220
		16,995,489
TOTAL INDUSTRIALS		225,055,985
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	2,186,915	105,956,032
F5, Inc. (a)	31,655	6,446,224
		112,402,256
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (a)	28,749	3,555,964
Avnet, Inc.	48,813	2,624,187
Corning, Inc.	416,384	16,659,524
Flex Ltd. (a)	216,921	6,974,010
Jabil, Inc.	65,133	7,338,535
TD SYNNEX Corp.	41,972	5,001,803
TE Connectivity Ltd.	165,390	25,524,639
Teledyne Technologies, Inc. (a)	25,612	10,804,678
		78,483,340
IT Services - 3.3%
Akamai Technologies, Inc. (a)	82,264	8,084,906
Amdocs Ltd.	63,142	5,523,031
Cognizant Technology Solutions Corp. Class A	268,531	20,322,426
IBM Corp.	496,126	95,325,650
Twilio, Inc. Class A (a)	92,448	5,466,450
		134,722,463
Semiconductors & Semiconductor Equipment - 4.9%
NVIDIA Corp.	975,376	114,138,500
ON Semiconductor Corp. (a)	232,363	18,182,405
Qualcomm, Inc.	339,419	61,417,868
Skyworks Solutions, Inc.	86,655	9,845,741
		203,584,514
Software - 3.6%
Gen Digital, Inc.	297,593	7,734,442
Microsoft Corp.	316,610	132,453,794
Zoom Video Communications, Inc. Class A (a)	140,909	8,510,904
		148,699,140
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	577,972	128,356,022
Dell Technologies, Inc.	143,984	16,368,101
Hewlett Packard Enterprise Co.	702,114	13,979,090
HP, Inc.	466,119	16,822,235
		175,525,448
TOTAL INFORMATION TECHNOLOGY		853,417,161
MATERIALS - 5.3%
Chemicals - 2.5%
Celanese Corp.	54,269	7,660,069
CF Industries Holdings, Inc.	98,718	7,541,068
Corteva, Inc.	376,428	21,117,611
Dow, Inc.	379,793	20,687,325
DuPont de Nemours, Inc.	225,813	18,900,548
Eastman Chemical Co.	63,541	6,565,692
LyondellBasell Industries NV Class A	138,933	13,818,276
Olin Corp.	64,498	2,941,754
The Mosaic Co.	173,580	5,167,477
		104,399,820
Construction Materials - 0.8%
CRH PLC	370,865	31,783,131
Containers & Packaging - 0.7%
Berry Global Group, Inc.	61,786	4,060,576
Crown Holdings, Inc.	64,439	5,715,739
International Paper Co.	187,590	8,719,183
Smurfit Westrock PLC	139,422	6,251,682
Sonoco Products Co.	53,067	2,861,373
		27,608,553
Metals & Mining - 1.3%
Cleveland-Cliffs, Inc. (a)(b)	256,799	3,941,865
Commercial Metals Co.	62,492	3,755,769
Nucor Corp.	129,492	21,099,426
Reliance, Inc.	31,016	9,446,233
Steel Dynamics, Inc.	79,774	10,627,492
United States Steel Corp.	120,834	4,965,069
		53,835,854
TOTAL MATERIALS		217,627,358
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
VICI Properties, Inc.	563,409	17,612,165
UTILITIES - 0.3%
Electric Utilities - 0.2%
NRG Energy, Inc.	112,595	8,463,766
Gas Utilities - 0.1%
UGI Corp.	113,214	2,805,443
TOTAL UTILITIES		11,269,209
TOTAL COMMON STOCKS (Cost $3,679,951,826)		4,090,157,655

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $366,875)	368,000	366,868

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	16,463,499	16,466,792
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	18,185,403	18,187,221
TOTAL MONEY MARKET FUNDS (Cost $34,654,013)		34,654,013

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,714,972,714)	4,125,178,536
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(11,694,336)
NET ASSETS - 100.0%	4,113,484,200

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	84	Sep 2024	23,343,600	12,544	12,544

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $366,868.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	224,734	1,584,149,990	1,567,907,976	793,955	44	-	16,466,792	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,834,773	121,949,641	107,597,193	39,471	-	-	18,187,221	0.1%
Total	4,059,507	1,706,099,631	1,675,505,169	833,426	44	-	34,654,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	353,259,549	353,259,549	-	-
Consumer Discretionary	238,945,264	238,945,264	-	-
Consumer Staples	150,720,211	150,720,211	-	-
Energy	547,084,295	547,084,295	-	-
Financials	944,964,161	944,964,161	-	-
Health Care	530,202,297	530,202,297	-	-
Industrials	225,055,985	225,055,985	-	-
Information Technology	853,417,161	853,417,161	-	-
Materials	217,627,358	217,627,358	-	-
Real Estate	17,612,165	17,612,165	-	-
Utilities	11,269,209	11,269,209	-	-

U.S. Government and Government Agency Obligations	366,868	-	366,868	-

Money Market Funds	34,654,013	34,654,013	-	-
Total Investments in Securities:	4,125,178,536	4,124,811,668	366,868	-
Derivative Instruments: Assets
Futures Contracts	12,544	12,544	-	-
Total Assets	12,544	12,544	-	-
Total Derivative Instruments:	12,544	12,544	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,544	0
Total Equity Risk	12,544	0
Total Value of Derivatives	12,544	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $17,633,687) - See accompanying schedule:
Unaffiliated issuers (cost $3,680,318,701)	$4,090,524,523
Fidelity Central Funds (cost $34,654,013)	34,654,013

Total Investment in Securities (cost $3,714,972,714)		$4,125,178,536
Segregated cash with brokers for derivative instruments		763,519
Foreign currency held at value (cost $1,505)		1,494
Receivable for fund shares sold		417,313
Dividends receivable		5,919,535
Distributions receivable from Fidelity Central Funds		40,256
Receivable for daily variation margin on futures contracts		362,633
Prepaid expenses		1,032
Total assets		4,132,684,318
Liabilities
Payable for fund shares redeemed	$620,686
Accrued management fee	319,404
Other payables and accrued expenses	73,178
Collateral on securities loaned	18,186,850
Total liabilities		19,200,118
Net Assets		$4,113,484,200
Net Assets consist of:
Paid in capital		$3,615,460,132
Total accumulated earnings (loss)		498,024,068
Net Assets		$4,113,484,200
Net Asset Value, offering price and redemption price per share ($4,113,484,200 ÷ 334,763,922 shares)		$12.29
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$53,062,799
Interest		19,291
Income from Fidelity Central Funds (including $39,471 from security lending)		833,426
Total income		53,915,516
Expenses
Management fee	$1,879,685
Custodian fees and expenses	41,212
Independent trustees' fees and expenses	4,215
Registration fees	31,027
Audit fees	56,366
Legal	5,934
Interest	4,219
Miscellaneous	9,158
Total expenses		2,031,816
Net Investment income (loss)		51,883,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,702,269
Fidelity Central Funds	44
Foreign currency transactions	2,759
Futures contracts	1,156,067
Total net realized gain (loss)		54,861,139
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	332,724,767
Assets and liabilities in foreign currencies	(11)
Futures contracts	(43,805)
Total change in net unrealized appreciation (depreciation)		332,680,951
Net gain (loss)		387,542,090
Net increase (decrease) in net assets resulting from operations		$439,425,790
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,883,700	$38,920,584
Net realized gain (loss)	54,861,139	87,798,644
Change in net unrealized appreciation (depreciation)	332,680,951	(260,301,630)
Net increase (decrease) in net assets resulting from operations	439,425,790	(133,582,402)
Distributions to shareholders	(49,337,422)	(299,214,923)

Share transactions
Proceeds from sales of shares	3,406,284,858	408,566,801
Reinvestment of distributions	44,602,754	289,927,267
Cost of shares redeemed	(119,829,910)	(2,825,899,380)

Net increase (decrease) in net assets resulting from share transactions	3,331,057,702	(2,127,405,312)
Total increase (decrease) in net assets	3,721,146,070	(2,560,202,637)

Net Assets
Beginning of period	392,338,130	2,952,540,767
End of period	$4,113,484,200	$392,338,130

Other Information
Shares
Sold	307,055,096	36,999,453
Issued in reinvestment of distributions	4,371,902	26,793,151
Redeemed	(10,833,391)	(273,043,165)
Net increase (decrease)	300,593,607	(209,250,561)

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$12.13	$12.22	$8.82	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.31	.32	.31	.31	.29
Net realized and unrealized gain (loss)	1.54	.40 C	.31	3.35	(1.27)
Total from investment operations	1.85	.72	.62	3.66	(.98)
Distributions from net investment income	(.59)	(.38)	(.28)	(.26)	(.26)
Distributions from net realized gain	(.45)	(.99)	(.42)	-	-
Total distributions	(1.04)	(1.37)	(.71) D	(.26)	(.26)
Net asset value, end of period	$12.29	$11.48	$12.13	$12.22	$8.82
Total Return E	18.17%	6.74%	5.21%	42.39%	(10.13)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.12%	.10%	.11%	.11%
Expenses net of fee waivers, if any	.11%	.12%	.10%	.11%	.11%
Expenses net of all reductions	.11%	.12%	.10%	.11%	.11%
Net investment income (loss)	2.77%	2.90%	2.49%	2.89%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$4,113,484	$392,338	$2,952,541	$3,589,260	$2,282,301
Portfolio turnover rate H	63%	86%	62%	80%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$463,789,533
Gross unrealized depreciation	(75,561,494)
Net unrealized appreciation (depreciation)	$388,228,039
Tax Cost	$3,736,950,497

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$92,069,171
Undistributed long-term capital gain	$17,726,868
Net unrealized appreciation (depreciation) on securities and other investments	$388,228,028

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$30,621,895	$ 82,934,907
Long-term Capital Gains	18,715,527	216,280,016
Total	$49,337,422	$ 299,214,923
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	4,524,695,428	1,211,418,933
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Value Index Fund	Borrower	6,813,250	5.57%	4,219

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Fidelity SAI U.S. Value Index Fund	2,621
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Value Index Fund	4,165	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	83%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI U.S. Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $20,612,492, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $484,844 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 95% and 84% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.76% and 83% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.71% and 0.32% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9885515.106
USV-ANN-0924
Fidelity® Real Estate Index Fund

Annual Report
July 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 92.0%
REITs - Apartments - 10.5%
American Homes 4 Rent Class A	622,820	22,477,574
Apartment Investment & Management Co. Class A (a)	242,187	2,145,777
AvalonBay Communities, Inc.	268,922	55,107,496
Camden Property Trust (SBI)	202,883	22,469,292
Centerspace	28,611	1,997,906
Equity Residential (SBI)	644,584	44,882,384
Essex Property Trust, Inc.	121,507	33,822,689
Independence Realty Trust, Inc.	432,968	8,074,853
Invitation Homes, Inc.	1,158,000	40,842,660
Mid-America Apartment Communities, Inc.	220,759	30,855,485
UDR, Inc.	593,676	23,788,597
		286,464,713
REITs - Diversified - 20.7%
Alexander & Baldwin, Inc.	138,312	2,726,130
Apple Hospitality (REIT), Inc.	439,877	6,505,781
Armada Hoffler Properties, Inc. Class A,	125,723	1,493,589
Broadstone Net Lease, Inc.	358,823	6,247,108
Cousins Properties, Inc.	289,818	7,972,893
Crown Castle, Inc.	818,578	90,109,066
Digital Realty Trust, Inc.	590,564	88,283,412
Elme Communities (SBI)	169,380	2,787,995
EPR Properties	143,055	6,437,475
Equinix, Inc.	179,200	141,611,008
Farmland Partners, Inc. (b)	88,547	940,369
Gaming & Leisure Properties	511,277	25,666,105
Gladstone Commercial Corp.	79,449	1,195,707
Gladstone Land Corp.	61,707	916,349
Global Net Lease, Inc.	366,060	3,184,722
InvenTrust Properties Corp.	128,955	3,632,662
Lamar Advertising Co. Class A	166,629	19,972,152
NexPoint Diversified Real Estate Trust	63,124	399,575
NexPoint Residential Trust, Inc.	44,216	1,931,797
One Liberty Properties, Inc.	36,967	975,559
Outfront Media, Inc.	252,871	4,101,568
PotlatchDeltic Corp.	148,475	6,586,351
SBA Communications Corp. Class A	203,514	44,679,464
Uniti Group, Inc.	458,123	1,759,192
VICI Properties, Inc.	1,968,049	61,521,212
Vornado Realty Trust	308,969	9,265,980
WP Carey, Inc.	411,356	23,780,490
		564,683,711
REITs - Health Care - 8.4%
CareTrust (REIT), Inc.	259,047	6,983,907
Community Healthcare Trust, Inc.	51,041	1,110,652
Diversified Healthcare Trust (SBI)	321,932	1,075,253
Global Medical REIT, Inc.	123,653	1,180,886
Healthcare Realty Trust, Inc.	719,684	12,731,210
Healthpeak Properties, Inc.	1,343,817	29,322,087
LTC Properties, Inc.	82,382	2,941,861
Medical Properties Trust, Inc. (b)	1,128,040	5,425,872
Sabra Health Care REIT, Inc.	441,968	7,173,141
Universal Health Realty Income Trust (SBI)	24,948	1,066,527
Ventas, Inc.	759,842	41,365,798
Welltower, Inc.	1,074,544	119,543,020
		229,920,214
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	83,480	6,249,313
Omega Healthcare Investors, Inc.	462,187	16,823,607
		23,072,920
REITs - Hotels - 2.2%
Chatham Lodging Trust	94,344	829,284
DiamondRock Hospitality Co.	407,579	3,354,375
Host Hotels & Resorts, Inc.	1,337,253	23,415,300
Park Hotels & Resorts, Inc.	407,997	6,144,435
Pebblebrook Hotel Trust	230,697	3,158,242
RLJ Lodging Trust	297,803	2,811,260
Ryman Hospitality Properties, Inc.	108,060	10,861,111
Service Properties Trust	307,452	1,743,253
Summit Hotel Properties, Inc.	213,169	1,351,491
Sunstone Hotel Investors, Inc.	376,726	3,902,881
Xenia Hotels & Resorts, Inc.	200,145	2,778,013
		60,349,645
REITs - Industrial Buildings - 0.5%
STAG Industrial, Inc.	346,198	14,128,340
REITs - Management/Investment - 10.2%
American Assets Trust, Inc.	96,906	2,569,947
American Tower Corp.	880,322	194,022,969
Empire State Realty Trust, Inc.	267,223	2,877,992
LXP Industrial Trust (REIT)	554,934	5,715,820
NNN (REIT), Inc.	345,402	15,505,096
Rayonier, Inc.	266,662	8,087,858
Safehold, Inc.	85,726	1,983,700
UMH Properties, Inc.	128,843	2,288,252
Weyerhaeuser Co.	1,374,393	43,650,722
Whitestone REIT	94,039	1,297,738
		278,000,094
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	332,487	22,835,207
Sun Communities, Inc.	234,719	29,745,939
		52,581,146
REITs - Office Buildings - 0.0%
Office Properties Income Trust	92,163	229,486
REITs - Office Property - 4.0%
Alexandria Real Estate Equities, Inc.	297,762	34,924,505
Brandywine Realty Trust (SBI)	332,327	1,674,928
BXP, Inc.	282,318	20,132,097
City Office REIT, Inc.	78,246	473,388
COPT Defense Properties (SBI)	212,773	6,164,034
Douglas Emmett, Inc.	319,037	5,133,305
Easterly Government Properties, Inc.	187,639	2,613,811
Equity Commonwealth (a)	193,077	3,932,978
Highwoods Properties, Inc. (SBI)	203,934	6,315,836
Hudson Pacific Properties, Inc.	239,059	1,431,963
JBG SMITH Properties	165,674	2,708,770
Kilroy Realty Corp.	211,197	7,807,953
Net Lease Office Properties (b)	28,143	830,500
Orion Office (REIT), Inc.	97,777	395,997
Paramount Group, Inc.	322,400	1,689,376
Peakstone Realty Trust (b)	68,275	927,175
Piedmont Office Realty Trust, Inc. Class A	238,930	2,066,745
SL Green Realty Corp.	125,810	8,383,978
Veris Residential, Inc.	140,916	2,213,790
		109,821,129
REITs - Regional Malls - 4.0%
CBL & Associates Properties, Inc. (b)	23,573	607,476
Simon Property Group, Inc.	615,093	94,379,870
Tanger, Inc.	209,964	6,067,960
The Macerich Co.	413,979	6,627,804
		107,683,110
REITs - Shopping Centers - 7.8%
Acadia Realty Trust (SBI)	198,913	4,304,477
Alexanders, Inc.	4,637	1,123,545
Brixmor Property Group, Inc.	569,538	14,506,133
Federal Realty Investment Trust (SBI)	140,517	15,688,723
Kimco Realty Corp.	1,273,043	27,663,224
Kite Realty Group Trust	418,366	10,316,906
Phillips Edison & Co., Inc.	232,682	8,167,138
Realty Income Corp.	1,623,777	93,253,513
Regency Centers Corp.	330,462	22,253,311
Retail Opportunity Investments Corp.	238,930	3,572,004
Saul Centers, Inc.	23,270	920,329
SITE Centers Corp.	361,033	5,577,960
Urban Edge Properties	225,580	4,579,274
		211,926,537
REITs - Single Tenant - 1.2%
Agree Realty Corp.	190,626	13,147,475
Essential Properties Realty Trust, Inc.	326,987	9,675,545
Four Corners Property Trust, Inc.	176,440	4,788,582
Getty Realty Corp.	95,566	2,830,665
NETSTREIT Corp.	147,398	2,427,645
		32,869,912
REITs - Storage - 8.7%
CubeSmart	428,079	20,367,999
Extra Space Storage, Inc.	400,512	63,929,725
Iron Mountain, Inc.	554,850	56,905,416
National Storage Affiliates Trust	143,565	6,111,562
Public Storage Operating Co.	299,032	88,489,549
		235,804,251
REITs - Warehouse/Industrial - 11.1%
Americold Realty Trust	508,166	15,189,082
EastGroup Properties, Inc.	91,303	17,072,748
First Industrial Realty Trust, Inc.	250,411	13,702,490
Plymouth Industrial REIT, Inc.	83,464	1,996,459
Prologis, Inc.	1,746,549	220,152,505
Rexford Industrial Realty, Inc.	413,903	20,740,679
Terreno Realty Corp.	184,176	12,599,480
		301,453,443
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,508,988,651
Real Estate Management & Development - 7.6%
Diversified Real Estate Activities - 0.2%
Tejon Ranch Co. (a)	37,021	703,399
The RMR Group, Inc. Class A	30,580	793,245
The St. Joe Co.	66,623	4,109,307
		5,605,951
Real Estate Development - 0.2%
Forestar Group, Inc. (a)(b)	37,510	1,186,441
Howard Hughes Holdings, Inc.	60,005	4,450,571
		5,637,012
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc.	311,273	4,398,287
Kennedy-Wilson Holdings, Inc.	201,981	2,102,622
		6,500,909
Real Estate Services - 6.9%
Anywhere Real Estate, Inc. (a)	178,515	842,591
CBRE Group, Inc. (a)	576,923	65,024,991
Compass, Inc. (a)	727,567	3,194,019
CoStar Group, Inc. (a)	771,002	60,153,576
Cushman & Wakefield PLC (a)	436,373	5,720,850
eXp World Holdings, Inc. (b)	146,039	2,097,120
Jones Lang LaSalle, Inc. (a)	89,830	22,538,347
Marcus & Millichap, Inc.	47,639	1,886,981
Newmark Group, Inc. Class A	282,000	3,660,360
Opendoor Technologies, Inc. Class A (a)(b)	1,103,449	2,560,002
Redfin Corp. (a)(b)	225,862	1,838,517
Zillow Group, Inc.:
Class A (a)	105,169	4,985,011
Class C (a)	296,352	14,432,342
		188,934,707
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	50,804	259,100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		206,937,679
TOTAL COMMON STOCKS (Cost $2,371,296,427)		2,715,926,330

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $345,939)	347,000	345,932

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	7,751,940	7,753,491
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	14,077,228	14,078,636
TOTAL MONEY MARKET FUNDS (Cost $21,832,127)		21,832,127

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,393,474,493)	2,738,104,389
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(11,868,875)
NET ASSETS - 100.0%	2,726,235,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	123	Sep 2024	4,464,900	326,061	326,061
CME E-mini S&P MidCap 400 Index Contracts (United States)	17	Sep 2024	5,304,170	34,013	34,013

TOTAL FUTURES CONTRACTS					360,074
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $345,932.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,169,355	207,561,165	205,977,157	282,789	128	-	7,753,491	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,663,855	96,160,545	104,745,764	125,179	-	-	14,078,636	0.1%
Total	28,833,210	303,721,710	310,722,921	407,968	128	-	21,832,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,715,926,330	2,715,926,330	-	-

U.S. Treasury Obligations	345,932	-	345,932	-

Money Market Funds	21,832,127	21,832,127	-	-
Total Investments in Securities:	2,738,104,389	2,737,758,457	345,932	-
Derivative Instruments: Assets
Futures Contracts	360,074	360,074	-	-
Total Assets	360,074	360,074	-	-
Total Derivative Instruments:	360,074	360,074	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	360,074	0
Total Equity Risk	360,074	0
Total Value of Derivatives	360,074	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $13,240,627) - See accompanying schedule:
Unaffiliated issuers (cost $2,371,642,366)	$2,716,272,262
Fidelity Central Funds (cost $21,832,127)	21,832,127

Total Investment in Securities (cost $2,393,474,493)		$2,738,104,389
Segregated cash with brokers for derivative instruments		198,207
Receivable for fund shares sold		4,806,956
Dividends receivable		632,982
Distributions receivable from Fidelity Central Funds		29,257
Receivable for daily variation margin on futures contracts		16,697
Other receivables		285,883
Total assets		2,744,074,371
Liabilities
Payable for fund shares redeemed	$3,521,607
Accrued management fee	153,598
Other payables and accrued expenses	95,052
Collateral on securities loaned	14,068,600
Total liabilities		17,838,857
Net Assets		$2,726,235,514
Net Assets consist of:
Paid in capital		$2,572,414,261
Total accumulated earnings (loss)		153,821,253
Net Assets		$2,726,235,514
Net Asset Value, offering price and redemption price per share ($2,726,235,514 ÷ 166,272,264 shares)		$16.40
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$82,216,495
Interest		36,216
Income from Fidelity Central Funds (including $125,179 from security lending)		407,968
Total income		82,660,679
Expenses
Management fee	$1,716,716
Independent trustees' fees and expenses	7,304
Interest	2,002
Total expenses before reductions	1,726,022
Expense reductions	(4,245)
Total expenses after reductions		1,721,777
Net Investment income (loss)		80,938,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,590,302)
Fidelity Central Funds	128
Futures contracts	(1,020,100)
Total net realized gain (loss)		(17,610,274)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	200,598,518
Futures contracts	164,353
Total change in net unrealized appreciation (depreciation)		200,762,871
Net gain (loss)		183,152,597
Net increase (decrease) in net assets resulting from operations		$264,091,499
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,938,902	$79,921,540
Net realized gain (loss)	(17,610,274)	(24,549,785)
Change in net unrealized appreciation (depreciation)	200,762,871	(328,285,515)
Net increase (decrease) in net assets resulting from operations	264,091,499	(272,913,760)
Distributions to shareholders	(74,163,935)	(75,151,288)

Share transactions
Proceeds from sales of shares	582,720,334	636,858,558
Reinvestment of distributions	64,941,837	65,771,963
Cost of shares redeemed	(600,106,753)	(739,809,748)

Net increase (decrease) in net assets resulting from share transactions	47,555,418	(37,179,227)
Total increase (decrease) in net assets	237,482,982	(385,244,275)

Net Assets
Beginning of period	2,488,752,532	2,873,996,807
End of period	$2,726,235,514	$2,488,752,532

Other Information
Shares
Sold	39,317,946	42,354,093
Issued in reinvestment of distributions	4,293,111	4,300,329
Redeemed	(40,308,949)	(48,594,088)
Net increase (decrease)	3,302,108	(1,939,666)

Financial Highlights
Fidelity® Real Estate Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.27	$17.43	$18.44	$13.58	$16.82
Income from Investment Operations
Net investment income (loss) A,B	.49	.49	.44	.39	.51
Net realized and unrealized gain (loss)	1.09	(2.18)	(1.19)	4.88	(3.15)
Total from investment operations	1.58	(1.69)	(.75)	5.27	(2.64)
Distributions from net investment income	(.45)	(.47)	(.26)	(.41)	(.47)
Distributions from net realized gain	-	-	-	-	(.13)
Total distributions	(.45)	(.47)	(.26)	(.41)	(.60)
Net asset value, end of period	$16.40	$15.27	$17.43	$18.44	$13.58
Total Return C	10.63%	(9.70)%	(4.21)%	39.73%	(16.34)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.30%	3.25%	2.45%	2.53%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,726,236	$2,488,753	$2,873,997	$2,939,615	$2,082,589
Portfolio turnover rate F	5%	13%	10%	44%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$595,522,240
Gross unrealized depreciation	(274,666,949)
Net unrealized appreciation (depreciation)	$320,855,291
Tax Cost	$2,417,249,098

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,496,051
Capital loss carryforward	$(185,530,089)
Net unrealized appreciation (depreciation) on securities and other investments	$320,855,291

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(77,660,646)
Long-term	(107,869,443)
Total capital loss carryforward	$(185,530,089)

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$74,163,935	$ 75,151,288
Total	$74,163,935	$ 75,151,288
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	186,832,410	112,986,515
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Index Fund	Borrower	6,476,500	5.57%	2,002

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Index Fund	12,974	2,019	37,999
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,245.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $294,773 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 1% of the dividend distributed in June during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.05%, 0.53%, and  0.72% of the dividends distributed in September, December, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 99.96%, 99.48%, and 99.29% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.929343.112
URX-I-ANN-0924
Fidelity® SAI Small-Mid Cap 500 Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Small-Mid Cap 500 Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.5%
Frontier Communications Parent, Inc. (a)(b)	118,457	3,470,790
Iridium Communications, Inc.	57,819	1,659,405
Liberty Global Ltd.:
Class A	80,313	1,565,300
Class C	82,753	1,664,163
		8,359,658
Entertainment - 0.6%
Liberty Media Corp. Liberty Live:
Class C	22,374	873,033
Series A	9,496	358,664
Madison Square Garden Sports Corp. (a)	8,970	1,797,678
Playtika Holding Corp.	33,862	258,367
Roku, Inc. Class A (a)	60,979	3,549,588
TKO Group Holdings, Inc.	38,070	4,162,955
		11,000,285
Interactive Media & Services - 0.6%
IAC, Inc. (a)	35,896	1,895,668
Match Group, Inc. (a)	127,743	4,872,118
TripAdvisor, Inc. (a)	52,037	917,412
Trump Media & Technology Group (a)(b)	27,799	798,943
Zoominfo Technologies, Inc. (a)	150,580	1,710,589
		10,194,730
Media - 1.7%
Interpublic Group of Companies, Inc.	181,793	5,848,281
Liberty Broadband Corp.:
Class A (a)	8,004	530,025
Class C (a)	53,221	3,586,563
Liberty Media Corp. Liberty SiriusXM:
Class A	34,289	775,617
Class C	71,087	1,600,168
News Corp.:
Class A	183,831	5,070,059
Class B	54,641	1,556,722
Nexstar Media Group, Inc.	15,033	2,777,948
Paramount Global:
Class A (b)	4,463	102,203
Class B (b)	285,512	3,260,547
The New York Times Co. Class A	77,571	4,157,030
		29,265,163
TOTAL COMMUNICATION SERVICES		58,819,836
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 0.7%
BorgWarner, Inc.	110,977	3,918,598
Gentex Corp.	111,606	3,466,482
Lear Corp.	27,240	3,324,370
QuantumScape Corp. Class A (a)(b)	169,115	1,092,483
		11,801,933
Automobiles - 0.7%
Harley-Davidson, Inc.	58,389	2,189,588
Lucid Group, Inc. Class A (a)(b)	428,298	1,507,609
Rivian Automotive, Inc. (a)(b)	397,083	6,516,132
Thor Industries, Inc.	24,540	2,604,676
		12,818,005
Broadline Retail - 0.7%
Dillard's, Inc. Class A (b)	1,484	591,508
Etsy, Inc. (a)	56,121	3,655,722
Kohl's Corp.	53,299	1,154,456
Macy's, Inc.	132,141	2,283,396
Nordstrom, Inc.	48,266	1,101,913
Ollie's Bargain Outlet Holdings, Inc. (a)	29,414	2,871,983
		11,658,978
Distributors - 0.4%
Pool Corp.	17,988	6,728,232
Diversified Consumer Services - 1.1%
ADT, Inc.	139,975	1,089,006
Bright Horizons Family Solutions, Inc. (a)	27,808	3,343,912
Duolingo, Inc. (a)	17,702	3,043,682
Grand Canyon Education, Inc. (a)	14,104	2,199,519
H&R Block, Inc.	66,961	3,879,720
Service Corp. International	68,829	5,500,125
		19,055,964
Hotels, Restaurants & Leisure - 3.7%
Aramark	126,349	4,329,980
Boyd Gaming Corp.	33,130	2,016,623
Caesars Entertainment, Inc. (a)	103,787	4,146,291
Cava Group, Inc. (a)	36,406	3,066,113
Choice Hotels International, Inc. (b)	13,884	1,769,516
Churchill Downs, Inc.	33,618	4,826,200
Dutch Bros, Inc. (a)	44,177	1,689,770
Hyatt Hotels Corp. Class A	21,127	3,112,641
Light & Wonder, Inc. Class A (a)	43,544	4,667,917
Marriott Vacations Worldwide Corp.	16,793	1,420,352
Norwegian Cruise Line Holdings Ltd. (a)	206,553	3,806,772
Penn Entertainment, Inc. (a)	72,694	1,451,699
Planet Fitness, Inc. (a)	41,995	3,095,032
Texas Roadhouse, Inc.	32,172	5,617,553
Travel+Leisure Co.	33,036	1,522,629
Vail Resorts, Inc.	18,323	3,334,969
Wendy's Co.	83,235	1,409,169
Wingstop, Inc.	14,157	5,293,019
Wyndham Hotels & Resorts, Inc.	37,850	2,866,002
Wynn Resorts Ltd.	49,297	4,082,778
		63,525,025
Household Durables - 1.7%
Leggett & Platt, Inc.	64,163	845,027
Mohawk Industries, Inc. (a)	25,606	4,124,358
Newell Brands, Inc.	200,168	1,719,443
SharkNinja, Inc.	31,935	2,454,205
Tempur Sealy International, Inc.	80,957	4,238,099
Toll Brothers, Inc.	50,052	7,142,921
TopBuild Corp. (a)	15,324	7,333,147
Whirlpool Corp.	25,531	2,603,396
		30,460,596
Leisure Products - 0.8%
Brunswick Corp.	32,575	2,653,234
Hasbro, Inc.	67,106	4,325,653
Mattel, Inc. (a)	165,309	3,188,811
Polaris, Inc.	25,196	2,098,323
YETI Holdings, Inc. (a)(b)	41,100	1,699,485
		13,965,506
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	28,724	1,819,091
AutoNation, Inc. (a)	12,439	2,372,366
Bath & Body Works, Inc.	108,576	3,990,168
Carvana Co. Class A (a)	50,883	6,779,142
Dick's Sporting Goods, Inc.	27,463	5,941,620
Five Below, Inc. (a)	26,230	1,907,970
Floor & Decor Holdings, Inc. Class A (a)	50,658	4,964,484
GameStop Corp. Class A (a)(b)	129,862	2,943,972
Gap, Inc.	96,844	2,273,897
Lithia Motors, Inc. Class A (sub. vtg.)	13,075	3,613,015
Murphy U.S.A., Inc.	9,087	4,588,208
Penske Automotive Group, Inc.	8,905	1,550,450
RH (a)	7,170	2,079,874
Valvoline, Inc. (a)	62,330	2,898,345
Wayfair LLC Class A (a)(b)	44,508	2,422,570
		50,145,172
Textiles, Apparel & Luxury Goods - 1.6%
Amer Sports, Inc.	58,514	679,348
Birkenstock Holding PLC	18,950	1,120,135
Capri Holdings Ltd. (a)	54,742	1,836,047
Carter's, Inc. (b)	17,303	1,047,697
Columbia Sportswear Co.	16,047	1,311,040
Crocs, Inc. (a)	28,694	3,855,613
PVH Corp.	27,638	2,818,800
Ralph Lauren Corp. Class A	18,580	3,262,462
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	65,218	4,247,648
Tapestry, Inc.	110,497	4,429,825
Under Armour, Inc.:
Class A (sub. vtg.) (a)	91,029	634,472
Class C (non-vtg.) (a)(b)	93,416	634,295
VF Corp.	168,835	2,863,442
		28,740,824
TOTAL CONSUMER DISCRETIONARY		248,900,235
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	4,388	1,229,561
Celsius Holdings, Inc. (a)	84,978	3,979,520
Coca-Cola Consolidated, Inc.	2,846	3,261,203
		8,470,284
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	201,639	3,998,501
BJ's Wholesale Club Holdings, Inc. (a)	63,650	5,598,654
Casey's General Stores, Inc.	17,859	6,926,435
Grocery Outlet Holding Corp. (a)	46,757	914,567
Maplebear, Inc. (NASDAQ)	83,038	2,863,981
Performance Food Group Co. (a)	73,738	5,087,922
U.S. Foods Holding Corp. (a)	110,532	6,011,835
		31,401,895
Food Products - 0.9%
Darling Ingredients, Inc. (a)	76,503	3,039,464
Flowers Foods, Inc.	90,422	2,036,303
Freshpet, Inc. (a)	22,459	2,733,260
Ingredion, Inc.	31,615	3,931,958
Pilgrim's Pride Corp. (a)	19,911	820,931
Post Holdings, Inc. (a)	23,832	2,606,268
Seaboard Corp.	124	402,741
		15,570,925
Household Products - 0.1%
Reynolds Consumer Products, Inc.	26,234	729,830
Spectrum Brands Holdings, Inc.	14,141	1,196,470
		1,926,300
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	62,878	3,224,384
Coty, Inc. Class A (a)	189,838	1,888,888
elf Beauty, Inc. (a)	25,531	4,406,140
		9,519,412
TOTAL CONSUMER STAPLES		66,888,816
ENERGY - 5.1%
Energy Equipment & Services - 0.8%
NOV, Inc.	189,995	3,955,696
TechnipFMC PLC	206,947	6,104,937
Weatherford International PLC	34,819	4,103,767
		14,164,400
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream GP LP	163,538	2,348,406
Antero Resources Corp. (a)	139,971	4,061,958
APA Corp.	174,611	5,446,117
Chesapeake Energy Corp.	63,334	4,834,284
Chord Energy Corp.	29,815	5,118,043
Civitas Resources, Inc.	48,220	3,363,827
DT Midstream, Inc.	46,853	3,530,842
EQT Corp.	284,408	9,814,906
HF Sinclair Corp.	78,171	4,023,461
Matador Resources Co.	56,716	3,486,900
New Fortress Energy, Inc. Class A (b)	31,453	620,882
Ovintiv, Inc.	129,422	6,010,358
Permian Resource Corp. Class A	303,008	4,648,143
Range Resources Corp.	114,394	3,572,525
Southwestern Energy Co. (a)	529,221	3,413,475
Texas Pacific Land Corp. (b)	9,062	7,656,484
Viper Energy, Inc.	44,062	1,880,126
		73,830,737
TOTAL ENERGY		87,995,137
FINANCIALS - 15.9%
Banks - 3.5%
Bank OZK	51,282	2,404,613
BOK Financial Corp.	10,945	1,125,584
Columbia Banking Systems, Inc.	100,612	2,632,010
Comerica, Inc.	63,973	3,506,360
Commerce Bancshares, Inc.	57,483	3,719,725
Cullen/Frost Bankers, Inc.	28,376	3,321,695
East West Bancorp, Inc.	66,569	5,850,749
First Hawaiian, Inc.	61,459	1,538,933
First Horizon National Corp.	263,389	4,406,498
FNB Corp., Pennsylvania	171,617	2,632,605
Pinnacle Financial Partners, Inc.	36,571	3,522,519
Popular, Inc.	34,413	3,531,806
Prosperity Bancshares, Inc.	43,286	3,139,101
Synovus Financial Corp.	70,421	3,292,182
TFS Financial Corp.	24,355	330,254
Webster Financial Corp.	82,355	4,086,455
Western Alliance Bancorp.	51,805	4,168,230
Wintrust Financial Corp.	31,308	3,387,526
Zions Bancorporation NA	69,783	3,605,688
		60,202,533
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	15,415	2,861,332
Carlyle Group LP	105,647	5,254,882
Evercore, Inc. Class A	17,307	4,333,500
FactSet Research Systems, Inc.	18,352	7,581,028
Houlihan Lokey	24,817	3,728,754
Invesco Ltd.	176,330	3,043,456
Janus Henderson Group PLC	62,361	2,321,700
Jefferies Financial Group, Inc.	86,910	5,081,628
Lazard, Inc. Class A	52,815	2,596,914
MarketAxess Holdings, Inc.	17,824	3,984,199
Morningstar, Inc.	12,879	4,091,014
Robinhood Markets, Inc. (a)	320,486	6,592,397
SEI Investments Co.	48,767	3,308,353
Stifel Financial Corp.	47,898	4,247,116
TPG, Inc.	40,542	2,067,237
Virtu Financial, Inc. Class A	39,804	1,087,445
XP, Inc. Class A	196,875	3,368,531
		65,549,486
Consumer Finance - 1.0%
Ally Financial, Inc.	132,439	5,961,079
Credit Acceptance Corp. (a)	3,000	1,724,700
OneMain Holdings, Inc.	54,461	2,846,132
SLM Corp.	105,267	2,388,508
SoFi Technologies, Inc. (a)(b)	497,199	3,748,880
		16,669,299
Financial Services - 2.4%
Affirm Holdings, Inc. Class A, (a)(b)	109,908	3,109,297
Corebridge Financial, Inc.	123,351	3,645,022
Equitable Holdings, Inc.	157,655	6,875,335
Euronet Worldwide, Inc. (a)	20,850	2,126,492
Jack Henry & Associates, Inc.	34,997	6,001,286
MGIC Investment Corp.	128,716	3,197,305
Shift4 Payments, Inc. (a)(b)	28,996	1,994,635
The Western Union Co.	163,144	1,939,782
Toast, Inc. (a)	214,043	5,599,365
UWM Holdings Corp. Class A	45,489	382,108
Voya Financial, Inc.	48,895	3,556,133
WEX, Inc. (a)	20,140	3,694,683
		42,121,443
Insurance - 4.4%
American Financial Group, Inc.	34,631	4,535,276
Assurant, Inc.	25,097	4,388,712
Assured Guaranty Ltd.	25,575	2,106,613
Axis Capital Holdings Ltd.	37,462	2,837,747
Brighthouse Financial, Inc. (a)	29,794	1,485,827
Everest Re Group Ltd.	20,765	8,157,946
First American Financial Corp.	48,208	2,920,441
Globe Life, Inc.	44,750	4,150,115
Hanover Insurance Group, Inc.	17,220	2,367,578
Kemper Corp.	29,228	1,872,346
Kinsale Capital Group, Inc.	10,627	4,857,283
Lincoln National Corp.	82,068	2,732,864
Old Republic International Corp.	121,553	4,208,165
Primerica, Inc.	16,674	4,198,013
Reinsurance Group of America, Inc.	31,694	7,144,778
RenaissanceRe Holdings Ltd.	25,018	5,801,924
RLI Corp.	19,987	3,009,842
Ryan Specialty Group Holdings, Inc. (b)	49,371	3,040,760
Unum Group	92,082	5,297,477
White Mountains Insurance Group Ltd.	1,203	2,148,558
		77,262,265
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	334,943	3,352,779
Annaly Capital Management, Inc.	241,467	4,807,608
Rithm Capital Corp.	232,918	2,704,178
Starwood Property Trust, Inc. (b)	143,006	2,852,970
		13,717,535
TOTAL FINANCIALS		275,522,561
HEALTH CARE - 9.5%
Biotechnology - 2.9%
Apellis Pharmaceuticals, Inc. (a)	50,389	1,995,404
Cerevel Therapeutics Holdings (a)	33,273	1,495,954
Exact Sciences Corp. (a)	88,029	4,021,165
Exelixis, Inc. (a)	138,116	3,238,820
Ionis Pharmaceuticals, Inc. (a)	69,981	3,461,260
Natera, Inc. (a)	54,614	5,591,927
Neurocrine Biosciences, Inc. (a)	48,125	6,813,056
Repligen Corp. (a)	26,882	4,498,703
Roivant Sciences Ltd. (a)	169,116	1,834,909
Sarepta Therapeutics, Inc. (a)	43,701	6,216,030
Ultragenyx Pharmaceutical, Inc. (a)	42,110	1,895,792
United Therapeutics Corp. (a)	21,073	6,601,960
Viking Therapeutics, Inc. (a)	50,746	2,892,522
		50,557,502
Health Care Equipment & Supplies - 1.3%
Dentsply Sirona, Inc.	99,872	2,710,526
Enovis Corp. (a)	26,239	1,250,026
Envista Holdings Corp. (a)	82,920	1,415,444
Globus Medical, Inc. (a)	54,022	3,887,423
Inspire Medical Systems, Inc. (a)	14,360	2,025,478
Masimo Corp. (a)(b)	20,669	2,211,170
Penumbra, Inc. (a)	17,791	2,972,698
QuidelOrtho Corp. (a)	26,009	1,021,894
Teleflex, Inc.	22,725	5,020,407
		22,515,066
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	43,907	2,847,369
Amedisys, Inc. (a)	15,460	1,515,853
Chemed Corp.	7,162	4,083,486
DaVita, Inc. (a)	24,331	3,324,101
Encompass Health Corp.	47,752	4,438,071
Henry Schein, Inc. (a)	61,642	4,434,525
Premier, Inc. Class A	57,447	1,205,238
R1 RCM, Inc. (a)	75,671	974,642
Tenet Healthcare Corp. (a)	46,782	7,003,265
Universal Health Services, Inc. Class B	27,928	5,969,889
		35,796,439
Health Care Technology - 0.1%
Certara, Inc. (a)	58,018	905,661
Doximity, Inc. (a)(b)	57,788	1,618,064
		2,523,725
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	50,224	1,038,130
Azenta, Inc. (a)	26,448	1,647,446
Bio-Rad Laboratories, Inc. Class A (a)	9,316	3,152,162
Bio-Techne Corp.	74,952	6,115,334
Bruker Corp.	50,593	3,466,126
Charles River Laboratories International, Inc. (a)	24,647	6,016,333
Fortrea Holdings, Inc. (a)	43,162	1,190,840
Medpace Holdings, Inc. (a)	12,261	4,690,078
QIAGEN NV	106,592	4,742,278
Sotera Health Co. (a)	60,560	839,967
		32,898,694
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	87,330	5,182,162
Elanco Animal Health, Inc. (a)	237,546	3,097,600
Intra-Cellular Therapies, Inc. (a)	49,666	3,909,708
Jazz Pharmaceuticals PLC (a)	29,365	3,237,491
Organon & Co.	124,137	2,713,635
Perrigo Co. PLC	65,391	1,848,604
		19,989,200
TOTAL HEALTH CARE		164,280,626
INDUSTRIALS - 20.4%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	43,992	4,376,764
Curtiss-Wright Corp.	18,406	5,424,248
Hexcel Corp.	39,922	2,643,236
Huntington Ingalls Industries, Inc.	19,055	5,335,019
Loar Holdings, Inc. (b)	4,993	312,063
Spirit AeroSystems Holdings, Inc. Class A (a)	55,949	2,028,151
Textron, Inc.	91,790	8,527,291
Woodward, Inc.	28,711	4,478,629
		33,125,401
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	55,348	4,928,739
GXO Logistics, Inc. (a)	56,652	3,171,379
		8,100,118
Building Products - 3.2%
A.O. Smith Corp.	57,991	4,931,555
AAON, Inc.	32,952	2,917,241
Advanced Drain Systems, Inc.	32,064	5,676,611
Allegion PLC	42,202	5,773,656
Armstrong World Industries, Inc.	20,961	2,754,275
Fortune Brands Innovations, Inc.	60,180	4,863,146
Hayward Holdings, Inc. (a)	68,775	1,017,182
Lennox International, Inc.	15,467	9,024,995
Owens Corning	41,630	7,758,999
Simpson Manufacturing Co. Ltd.	20,449	3,928,048
The AZEK Co., Inc. Class A, (a)	69,271	3,109,575
Trex Co., Inc. (a)	52,297	4,373,598
		56,128,881
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	24,873	5,937,931
MSA Safety, Inc.	17,856	3,368,534
Stericycle, Inc. (a)	44,477	2,604,128
Tetra Tech, Inc.	25,717	5,483,893
Vestis Corp.	63,415	822,493
		18,216,979
Construction & Engineering - 2.1%
AECOM	65,494	5,934,411
API Group Corp. (a)	109,740	4,158,049
Comfort Systems U.S.A., Inc.	16,959	5,637,511
EMCOR Group, Inc.	22,434	8,422,621
MasTec, Inc. (a)	30,232	3,326,427
MDU Resources Group, Inc.	97,996	2,640,012
Valmont Industries, Inc.	9,603	2,865,151
Willscot Holdings Corp. (a)	89,113	3,653,633
		36,637,815
Electrical Equipment - 1.3%
Acuity Brands, Inc.	14,857	3,734,307
Generac Holdings, Inc. (a)	28,409	4,422,713
nVent Electric PLC	79,707	5,789,119
Regal Rexnord Corp.	32,031	5,146,741
Sensata Technologies PLC	72,102	2,811,257
		21,904,137
Ground Transportation - 1.7%
Avis Budget Group, Inc.	8,295	837,878
Knight-Swift Transportation Holdings, Inc.	75,503	4,109,628
Landstar System, Inc.	17,162	3,265,071
Lyft, Inc. (a)	174,196	2,099,062
Ryder System, Inc.	20,785	2,913,226
Saia, Inc. (a)	12,779	5,339,705
Schneider National, Inc. Class B	22,672	610,104
U-Haul Holding Co. (a)(b)	3,623	241,980
U-Haul Holding Co. (non-vtg.)	48,489	3,090,204
XPO, Inc. (a)	55,161	6,337,447
		28,844,305
Machinery - 4.6%
AGCO Corp.	30,030	2,835,433
Allison Transmission Holdings, Inc.	42,172	3,736,017
Crane Co.	23,597	3,785,431
Donaldson Co., Inc.	57,935	4,334,697
ESAB Corp.	27,284	2,772,054
Flowserve Corp.	63,358	3,202,747
Gates Industrial Corp. PLC (a)	98,886	1,838,291
Graco, Inc.	80,708	6,864,215
ITT, Inc.	39,755	5,623,742
Lincoln Electric Holdings, Inc.	26,630	5,470,068
Middleby Corp. (a)	25,693	3,483,457
Nordson Corp.	27,380	6,854,035
Oshkosh Corp.	31,475	3,419,759
Pentair PLC	79,669	7,000,515
RBC Bearings, Inc. (a)	13,714	3,988,580
Snap-On, Inc.	24,966	7,165,991
Timken Co.	31,179	2,711,014
Toro Co.	50,387	4,823,548
		79,909,594
Marine Transportation - 0.2%
Kirby Corp. (a)	27,988	3,439,165
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	60,545	2,272,254
American Airlines Group, Inc. (a)(b)	315,856	3,360,708
		5,632,962
Professional Services - 2.2%
CACI International, Inc. (a)	10,650	4,914,762
Clarivate PLC (a)(b)	196,967	1,327,558
Concentrix Corp.	22,917	1,615,649
Dayforce, Inc. (a)(b)	71,515	4,239,409
Dun & Bradstreet Holdings, Inc.	145,939	1,587,816
FTI Consulting, Inc. (a)	16,968	3,698,515
Genpact Ltd.	84,759	2,938,595
KBR, Inc.	64,216	4,276,143
ManpowerGroup, Inc.	23,064	1,766,241
Parsons Corp. (a)	22,073	2,016,810
Paycor HCM, Inc. (a)	35,024	434,648
Paylocity Holding Corp. (a)	21,153	3,174,431
Robert Half, Inc.	49,305	3,164,888
Science Applications International Corp.	24,660	3,067,704
		38,223,169
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	50,320	2,496,878
Core & Main, Inc. (a)	80,053	4,280,434
MSC Industrial Direct Co., Inc. Class A	22,141	1,969,442
SiteOne Landscape Supply, Inc. (a)	21,519	3,156,407
Watsco, Inc.	16,687	8,168,120
WESCO International, Inc.	21,044	3,681,648
		23,752,929
TOTAL INDUSTRIALS		353,915,455
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.0%
Ciena Corp. (a)	69,453	3,662,951
F5, Inc. (a)	28,186	5,739,797
Juniper Networks, Inc.	155,109	5,846,058
Lumentum Holdings, Inc. (a)	32,203	1,667,471
Ubiquiti, Inc. (b)	2,009	372,810
		17,289,087
Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc. (a)	25,976	3,212,971
Avnet, Inc.	43,319	2,328,829
Cognex Corp.	82,940	4,115,483
Coherent Corp. (a)	63,788	4,444,748
Crane NXT Co.	23,649	1,487,049
IPG Photonics Corp. (a)	13,723	1,103,329
Jabil, Inc.	56,680	6,386,136
Littelfuse, Inc.	11,773	3,144,686
TD SYNNEX Corp.	36,366	4,333,736
Vontier Corp.	74,513	2,923,145
		33,480,112
IT Services - 0.8%
Amdocs Ltd.	55,266	4,834,117
DXC Technology Co. (a)	87,542	1,780,604
Globant SA (a)	20,293	3,951,250
Kyndryl Holdings, Inc. (a)	109,700	2,947,639
		13,513,610
Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems LLC (a)	36,288	872,364
Amkor Technology, Inc.	54,398	1,776,639
Astera Labs, Inc. (b)	10,635	466,238
Cirrus Logic, Inc. (a)	25,941	3,384,782
Lattice Semiconductor Corp. (a)	65,713	3,482,789
MACOM Technology Solutions Holdings, Inc. (a)	26,916	2,716,363
MKS Instruments, Inc.	32,259	4,061,408
Onto Innovation, Inc. (a)	23,631	4,520,610
Qorvo, Inc. (a)	46,482	5,568,544
Universal Display Corp.	22,508	5,010,731
Wolfspeed, Inc. (a)(b)	60,062	1,132,169
		32,992,637
Software - 4.9%
AppFolio, Inc. Class A, (a)	10,608	2,349,460
Aspen Technology, Inc. (a)	12,977	2,439,027
Bentley Systems, Inc. Class B	67,620	3,295,799
Bill Holdings, Inc. (a)	49,402	2,468,124
CCC Intelligent Solutions Holdings, Inc. Class A (a)	215,087	2,206,793
Confluent, Inc. (a)	116,652	2,918,633
Dolby Laboratories, Inc. Class A	28,202	2,221,190
DoubleVerify Holdings, Inc. (a)	69,928	1,476,879
Dropbox, Inc. Class A (a)	119,985	2,870,041
Dynatrace, Inc. (a)	125,587	5,515,781
Elastic NV (a)	39,259	4,305,535
Five9, Inc. (a)	35,363	1,575,422
Gen Digital, Inc.	271,588	7,058,572
GitLab, Inc. (a)	57,160	2,928,307
Guidewire Software, Inc. (a)	39,495	5,927,015
HashiCorp, Inc. (a)	46,418	1,566,608
Informatica, Inc. (a)	30,799	737,328
Manhattan Associates, Inc. (a)	29,555	7,547,756
nCino, Inc. (a)	39,821	1,304,536
Nutanix, Inc. Class A (a)	117,185	5,919,014
Pegasystems, Inc.	21,511	1,499,747
Procore Technologies, Inc. (a)	50,803	3,608,537
RingCentral, Inc. (a)	39,647	1,389,627
SentinelOne, Inc. (a)	110,612	2,533,015
Smartsheet, Inc. (a)	61,178	2,934,097
Teradata Corp. (a)	46,824	1,518,034
UiPath, Inc. Class A (a)	187,744	2,284,844
Unity Software, Inc. (a)(b)	143,427	2,346,466
		84,746,187
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc. Class A (a)	139,936	8,386,364
TOTAL INFORMATION TECHNOLOGY		190,407,997
MATERIALS - 6.8%
Chemicals - 2.0%
Ashland, Inc.	24,096	2,328,878
Axalta Coating Systems Ltd. (a)	106,275	3,788,704
Element Solutions, Inc.	107,984	2,910,169
FMC Corp.	60,084	3,506,502
Huntsman Corp.	78,848	1,886,833
NewMarket Corp.	3,245	1,820,023
Olin Corp.	57,622	2,628,139
RPM International, Inc.	61,336	7,449,871
The Chemours Co. LLC	71,938	1,738,741
The Mosaic Co.	154,376	4,595,774
The Scotts Miracle-Gro Co.	20,494	1,610,828
		34,264,462
Construction Materials - 0.2%
Eagle Materials, Inc.	16,449	4,479,063
Containers & Packaging - 2.7%
Aptargroup, Inc.	31,849	4,681,166
Avery Dennison Corp.	38,661	8,382,865
Berry Global Group, Inc.	55,889	3,673,025
Crown Holdings, Inc.	56,418	5,004,277
Graphic Packaging Holding Co.	146,731	4,416,603
Packaging Corp. of America	42,779	8,550,239
Sealed Air Corp.	70,198	2,671,034
Silgan Holdings, Inc.	39,988	2,056,583
Smurfit Westrock PLC	123,429	5,534,556
Sonoco Products Co.	47,253	2,547,882
		47,518,230
Metals & Mining - 1.7%
Alcoa Corp.	120,906	3,994,734
ATI, Inc. (a)	59,537	4,031,250
Cleveland-Cliffs, Inc. (a)	225,848	3,466,767
MP Materials Corp. (a)(b)	63,184	854,248
Reliance, Inc.	27,555	8,392,151
Royal Gold, Inc.	31,688	4,376,747
United States Steel Corp.	107,509	4,417,545
		29,533,442
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	31,083	3,051,107
TOTAL MATERIALS		118,846,304
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Agree Realty Corp.	47,785	3,295,731
American Homes 4 Rent Class A	162,913	5,879,530
Americold Realty Trust	137,111	4,098,248
Brixmor Property Group, Inc.	144,580	3,682,453
BXP, Inc.	75,781	5,403,943
Camden Property Trust (SBI)	49,929	5,529,637
Cousins Properties, Inc.	73,093	2,010,788
CubeSmart	107,963	5,136,880
EastGroup Properties, Inc.	23,050	4,310,120
EPR Properties	36,050	1,622,250
Equity Lifestyle Properties, Inc.	88,917	6,106,820
Federal Realty Investment Trust (SBI)	39,766	4,439,874
First Industrial Realty Trust, Inc.	63,720	3,486,758
Gaming & Leisure Properties	125,682	6,309,236
Healthcare Realty Trust, Inc.	183,441	3,245,071
Highwoods Properties, Inc. (SBI)	50,323	1,558,503
Host Hotels & Resorts, Inc.	336,322	5,888,998
Kilroy Realty Corp.	56,394	2,084,886
Kimco Realty Corp.	317,877	6,907,467
Lamar Advertising Co. Class A	42,017	5,036,158
Medical Properties Trust, Inc. (b)	286,419	1,377,675
National Storage Affiliates Trust	34,561	1,471,262
NNN (REIT), Inc.	87,452	3,925,720
Omega Healthcare Investors, Inc.	119,048	4,333,347
Park Hotels & Resorts, Inc.	100,205	1,509,087
Rayonier, Inc. (b)	71,279	2,161,892
Regency Centers Corp.	88,696	5,972,789
Rexford Industrial Realty, Inc.	104,051	5,213,996
STAG Industrial, Inc.	87,311	3,563,162
Vornado Realty Trust	84,565	2,536,104
		118,098,385
Real Estate Management & Development - 0.7%
Howard Hughes Holdings, Inc.	14,943	1,108,322
Jones Lang LaSalle, Inc. (a)	22,800	5,720,520
Zillow Group, Inc.:
Class A (a)	22,729	1,077,355
Class C (a)	76,494	3,725,258
		11,631,455
TOTAL REAL ESTATE		129,729,840
UTILITIES - 2.2%
Electric Utilities - 1.0%
IDACORP, Inc.	24,397	2,384,807
NRG Energy, Inc.	103,192	7,756,943
OGE Energy Corp.	96,451	3,739,405
Pinnacle West Capital Corp.	54,783	4,688,877
		18,570,032
Gas Utilities - 0.3%
National Fuel Gas Co.	43,958	2,575,499
UGI Corp.	101,186	2,507,389
		5,082,888
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	65,199	1,832,092
Clearway Energy, Inc.:
Class A	16,773	413,119
Class C	39,497	1,053,780
		3,298,991
Multi-Utilities - 0.4%
NiSource, Inc.	216,423	6,763,219
Water Utilities - 0.3%
Essential Utilities, Inc.	121,510	4,939,382
TOTAL UTILITIES		38,654,512
TOTAL COMMON STOCKS (Cost $1,421,332,965)		1,733,961,319

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $314,037)	315,000	314,031

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	2,441,158	2,441,647
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	55,887,904	55,893,492
TOTAL MONEY MARKET FUNDS (Cost $58,335,139)		58,335,139

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $1,479,982,141)	1,792,610,489
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(58,150,855)
NET ASSETS - 100.0%	1,734,459,634

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sep 2024	2,496,080	126,282	126,282

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $211,348.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,445,348	149,491,536	148,495,208	217,505	(29)	-	2,441,647	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	92,897,377	308,085,699	345,089,584	400,433	-	-	55,893,492	0.3%
Total	94,342,725	457,577,235	493,584,792	617,938	(29)	-	58,335,139

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	58,819,836	58,819,836	-	-
Consumer Discretionary	248,900,235	248,900,235	-	-
Consumer Staples	66,888,816	66,888,816	-	-
Energy	87,995,137	87,995,137	-	-
Financials	275,522,561	275,522,561	-	-
Health Care	164,280,626	164,280,626	-	-
Industrials	353,915,455	353,915,455	-	-
Information Technology	190,407,997	190,407,997	-	-
Materials	118,846,304	118,846,304	-	-
Real Estate	129,729,840	129,729,840	-	-
Utilities	38,654,512	38,654,512	-	-

U.S. Government and Government Agency Obligations	314,031	-	314,031	-

Money Market Funds	58,335,139	58,335,139	-	-
Total Investments in Securities:	1,792,610,489	1,792,296,458	314,031	-
Derivative Instruments: Assets
Futures Contracts	126,282	126,282	-	-
Total Assets	126,282	126,282	-	-
Total Derivative Instruments:	126,282	126,282	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	126,282	0
Total Equity Risk	126,282	0
Total Value of Derivatives	126,282	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $55,025,889) - See accompanying schedule:
Unaffiliated issuers (cost $1,421,647,002)	$1,734,275,350
Fidelity Central Funds (cost $58,335,139)	58,335,139

Total Investment in Securities (cost $1,479,982,141)		$1,792,610,489
Cash		5,494
Receivable for investments sold		2,036
Dividends receivable		549,199
Distributions receivable from Fidelity Central Funds		58,972
Receivable for daily variation margin on futures contracts		23,698
Prepaid expenses		318
Receivable from investment adviser for expense reductions		128,978
Other receivables		62,830
Total assets		1,793,442,014
Liabilities
Payable for investments purchased	$186,751
Payable for fund shares redeemed	2,622,720
Accrued management fee	156,859
Other payables and accrued expenses	131,887
Collateral on securities loaned	55,884,163
Total liabilities		58,982,380
Net Assets		$1,734,459,634
Net Assets consist of:
Paid in capital		$1,381,453,260
Total accumulated earnings (loss)		353,006,374
Net Assets		$1,734,459,634
Net Asset Value, offering price and redemption price per share ($1,734,459,634 ÷ 261,266,815 shares)		$6.64
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$24,603,428
Interest		17,128
Income from Fidelity Central Funds (including $400,433 from security lending)		617,938
Total income		25,238,494
Expenses
Management fee	$1,752,006
Custodian fees and expenses	104,507
Independent trustees' fees and expenses	4,702
Registration fees	25,758
Audit fees	56,720
Legal	7,300
Interest	29,179
Miscellaneous	6,517
Total expenses before reductions	1,986,689
Expense reductions	(1,156,957)
Total expenses after reductions		829,732
Net Investment income (loss)		24,408,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	64,164,405
Fidelity Central Funds	(29)
Futures contracts	591,580
Total net realized gain (loss)		64,755,956
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	97,073,533
Assets and liabilities in foreign currencies	(170)
Futures contracts	12,743
Total change in net unrealized appreciation (depreciation)		97,086,106
Net gain (loss)		161,842,062
Net increase (decrease) in net assets resulting from operations		$186,250,824
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,408,762	$17,192,877
Net realized gain (loss)	64,755,956	(9,576,067)
Change in net unrealized appreciation (depreciation)	97,086,106	138,189,010
Net increase (decrease) in net assets resulting from operations	186,250,824	145,805,820
Distributions to shareholders	(37,672,815)	(110,768,589)

Share transactions
Proceeds from sales of shares	228,116,525	1,860,933,035
Reinvestment of distributions	37,661,887	110,367,799
Cost of shares redeemed	(290,833,750)	(641,896,678)

Net increase (decrease) in net assets resulting from share transactions	(25,055,338)	1,329,404,156
Total increase (decrease) in net assets	123,522,671	1,364,441,387

Net Assets
Beginning of period	1,610,936,963	246,495,576
End of period	$1,734,459,634	$1,610,936,963

Other Information
Shares
Sold	37,001,333	336,949,020
Issued in reinvestment of distributions	6,626,293	19,549,412
Redeemed	(47,867,432)	(116,031,798)
Net increase (decrease)	(4,239,806)	240,466,634

Financial Highlights
Fidelity® SAI Small-Mid Cap 500 Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$6.07	$9.84	$16.46	$12.19	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.09	.10	.16	.20	.20
Net realized and unrealized gain (loss)	.62	.38	(1.07)	5.09	(.20) C
Total from investment operations	.71	.48	(.91)	5.29	-
Distributions from net investment income	(.09)	(.11)	(.22)	(.17)	(.22)
Distributions from net realized gain	(.05)	(4.15)	(5.48)	(.85)	(.39)
Total distributions	(.14)	(4.25) D	(5.71) D	(1.02)	(.61)
Net asset value, end of period	$6.64	$6.07	$9.84	$16.46	$12.19
Total Return E	12.18%	8.32%	(8.94)%	46.99%	(.03)% C
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12%	.15%	.14%	.13%	.13%
Expenses net of fee waivers, if any	.05%	.06%	.05%	.05%	.05%
Expenses net of all reductions	.05%	.06%	.05%	.05%	.05%
Net investment income (loss)	1.53%	1.77%	1.35%	1.37%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,734,460	$1,610,937	$246,496	$1,087,415	$1,921,810
Portfolio turnover rate H	31%	76%	93%	69%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.02 per share. Excluding this reimbursement, the total return would have been (.16)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$383,657,963
Gross unrealized depreciation	(91,071,336)
Net unrealized appreciation (depreciation)	$292,586,627
Tax Cost	$1,500,023,862

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,627,119
Undistributed long-term capital gain	$47,792,839
Net unrealized appreciation (depreciation) on securities and other investments	$292,586,414

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$29,749,451	$6,412,901
Long-term Capital Gains	7,923,364	104,355,688
Total	$37,672,815	$110,768,589
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	494,767,932	501,870,465
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	Borrower	18,864,500	5.57%	29,179

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	2,658
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	39,527	5,093	32,668
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,156,957.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	74%	26%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Small-Mid Cap 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Small-Mid Cap 500 Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $50,364,823, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $347,717 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 46% and 59% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 49.22% and 64.39% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 15.93%, and 22.10% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9868212.108
SV3-ANN-0924
Fidelity® SAI Real Estate Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Real Estate Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 91.0%
REITs - Apartments - 10.4%
American Homes 4 Rent Class A	581	20,968
Apartment Investment & Management Co. Class A (a)	237	2,100
AvalonBay Communities, Inc.	251	51,435
Camden Property Trust (SBI)	190	21,043
Centerspace	28	1,955
Equity Residential (SBI)	602	41,917
Essex Property Trust, Inc.	114	31,733
Independence Realty Trust, Inc.	406	7,572
Invitation Homes, Inc.	1,083	38,197
Mid-America Apartment Communities, Inc.	206	28,793
UDR, Inc.	554	22,199
		267,912
REITs - Diversified - 20.5%
Alexander & Baldwin, Inc.	132	2,602
Apple Hospitality (REIT), Inc.	412	6,093
Armada Hoffler Properties, Inc. Class A,	111	1,319
Broadstone Net Lease, Inc.	337	5,867
Cousins Properties, Inc.	271	7,455
Crown Castle, Inc.	766	84,321
Digital Realty Trust, Inc.	552	82,518
Elme Communities (SBI)	161	2,650
EPR Properties	134	6,030
Equinix, Inc.	168	132,760
Farmland Partners, Inc.	79	839
Gaming & Leisure Properties	478	23,996
Gladstone Commercial Corp.	70	1,054
Gladstone Land Corp.	55	817
Global Net Lease, Inc.	347	3,019
InvenTrust Properties Corp.	120	3,380
Lamar Advertising Co. Class A	156	18,698
NexPoint Diversified Real Estate Trust	56	354
NexPoint Residential Trust, Inc.	40	1,748
One Liberty Properties, Inc.	33	871
Outfront Media, Inc.	239	3,877
PotlatchDeltic Corp.	139	6,166
SBA Communications Corp. Class A	190	41,713
Uniti Group, Inc.	403	1,548
VICI Properties, Inc.	1,841	57,550
Vornado Realty Trust	289	8,667
WP Carey, Inc.	385	22,257
		528,169
REITs - Health Care - 8.3%
CareTrust (REIT), Inc.	242	6,524
Community Healthcare Trust, Inc.	45	979
Diversified Healthcare Trust (SBI)	286	955
Global Medical REIT, Inc.	109	1,041
Healthcare Realty Trust, Inc.	674	11,923
Healthpeak Properties, Inc.	1,256	27,406
LTC Properties, Inc.	79	2,821
Medical Properties Trust, Inc. (b)	1,058	5,089
Sabra Health Care REIT, Inc.	414	6,719
Universal Health Realty Income Trust (SBI)	22	941
Ventas, Inc.	710	38,652
Welltower, Inc.	1,005	111,806
		214,856
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	78	5,839
Omega Healthcare Investors, Inc.	433	15,761
		21,600
REITs - Hotels - 2.2%
Chatham Lodging Trust	84	738
DiamondRock Hospitality Co.	384	3,160
Host Hotels & Resorts, Inc.	1,249	21,870
Park Hotels & Resorts, Inc.	382	5,753
Pebblebrook Hotel Trust	218	2,984
RLJ Lodging Trust	283	2,672
Ryman Hospitality Properties, Inc.	101	10,152
Service Properties Trust	270	1,531
Summit Hotel Properties, Inc.	189	1,198
Sunstone Hotel Investors, Inc.	354	3,667
Xenia Hotels & Resorts, Inc.	192	2,665
		56,390
REITs - Industrial Buildings - 0.5%
STAG Industrial, Inc.	323	13,182
REITs - Management/Investment - 10.1%
American Assets Trust, Inc.	93	2,466
American Tower Corp.	824	181,610
Empire State Realty Trust, Inc.	256	2,757
LXP Industrial Trust (REIT)	521	5,366
NNN (REIT), Inc.	323	14,499
Rayonier, Inc.	250	7,583
Safehold, Inc.	85	1,967
UMH Properties, Inc.	126	2,238
Weyerhaeuser Co.	1,286	40,843
Whitestone REIT	83	1,145
		260,474
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	311	21,359
Sun Communities, Inc.	219	27,754
		49,113
REITs - Office Buildings - 0.0%
Office Properties Income Trust	80	199
REITs - Office Property - 4.0%
Alexandria Real Estate Equities, Inc.	279	32,724
Brandywine Realty Trust (SBI)	293	1,477
BXP, Inc.	264	18,826
City Office REIT, Inc.	69	417
COPT Defense Properties (SBI)	199	5,765
Douglas Emmett, Inc.	299	4,811
Easterly Government Properties, Inc.	179	2,493
Equity Commonwealth (a)	181	3,687
Highwoods Properties, Inc. (SBI)	191	5,915
Hudson Pacific Properties, Inc.	211	1,264
JBG SMITH Properties	159	2,600
Kilroy Realty Corp.	198	7,320
Net Lease Office Properties	25	738
Orion Office (REIT), Inc.	87	352
Paramount Group, Inc.	286	1,499
Peakstone Realty Trust	60	815
Piedmont Office Realty Trust, Inc. Class A	236	2,041
SL Green Realty Corp.	118	7,864
Veris Residential, Inc.	136	2,137
		102,745
REITs - Regional Malls - 3.9%
CBL & Associates Properties, Inc.	22	567
Simon Property Group, Inc.	575	88,228
Tanger, Inc.	196	5,664
The Macerich Co.	388	6,212
		100,671
REITs - Shopping Centers - 7.7%
Acadia Realty Trust (SBI)	188	4,068
Alexanders, Inc.	4	969
Brixmor Property Group, Inc.	532	13,550
Federal Realty Investment Trust (SBI)	131	14,626
Kimco Realty Corp.	1,190	25,859
Kite Realty Group Trust	390	9,617
Phillips Edison & Co., Inc.	217	7,617
Realty Income Corp.	1,519	87,236
Regency Centers Corp.	309	20,808
Retail Opportunity Investments Corp.	224	3,349
Saul Centers, Inc.	21	831
SITE Centers Corp.	337	5,207
Urban Edge Properties	211	4,283
		198,020
REITs - Single Tenant - 1.2%
Agree Realty Corp.	178	12,277
Essential Properties Realty Trust, Inc.	306	9,055
Four Corners Property Trust, Inc.	165	4,478
Getty Realty Corp.	91	2,695
NETSTREIT Corp.	142	2,339
		30,844
REITs - Storage - 8.6%
CubeSmart	400	19,032
Extra Space Storage, Inc.	374	59,698
Iron Mountain, Inc.	518	53,126
National Storage Affiliates Trust	135	5,747
Public Storage Operating Co.	280	82,858
		220,461
REITs - Warehouse/Industrial - 10.9%
Americold Realty Trust	475	14,198
EastGroup Properties, Inc.	85	15,894
First Industrial Realty Trust, Inc.	234	12,804
Plymouth Industrial REIT, Inc.	82	1,961
Prologis, Inc.	1,634	205,965
Rexford Industrial Realty, Inc.	387	19,393
Terreno Realty Corp.	172	11,767
		281,982
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,346,618
Real Estate Management & Development - 7.5%
Diversified Real Estate Activities - 0.2%
Tejon Ranch Co. (a)	32	608
The RMR Group, Inc. Class A	28	726
The St. Joe Co.	63	3,886
		5,220
Real Estate Development - 0.2%
Forestar Group, Inc. (a)	34	1,075
Howard Hughes Holdings, Inc.	56	4,154
		5,229
Real Estate Operating Companies - 0.2%
Digitalbridge Group, Inc.	290	4,098
Kennedy-Wilson Holdings, Inc.	198	2,061
		6,159
Real Estate Services - 6.9%
Anywhere Real Estate, Inc. (a)	160	755
CBRE Group, Inc. (a)	539	60,751
Compass, Inc. (a)	688	3,020
CoStar Group, Inc. (a)	721	56,252
Cushman & Wakefield PLC (a)	408	5,349
eXp World Holdings, Inc. (b)	143	2,053
Jones Lang LaSalle, Inc. (a)	84	21,076
Marcus & Millichap, Inc.	47	1,862
Newmark Group, Inc. Class A	265	3,440
Opendoor Technologies, Inc. Class A (a)	1,058	2,455
Redfin Corp. (a)	200	1,628
Zillow Group, Inc.:
Class A (a)	97	4,598
Class C (a)	278	13,539
		176,778
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)	44	224
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		193,610
TOTAL COMMON STOCKS (Cost $1,733,019)		2,540,228

U.S. Treasury Obligations - 0.5%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $12,960)	13,000	12,960

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	174,282	174,317
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,757	5,757
TOTAL MONEY MARKET FUNDS (Cost $180,074)		180,074

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $1,926,053)	2,733,262
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(154,619)
NET ASSETS - 100.0%	2,578,643

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	1	Sep 2024	36,300	2,703	2,703

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $364,007.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,960.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	196,160	3,302,400	3,324,246	9,912	3	-	174,317	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	834,557	8,790,028	9,618,828	5,124	-	-	5,757	0.0%
Total	1,030,717	12,092,428	12,943,074	15,036	3	-	180,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,540,228	2,540,228	-	-

U.S. Treasury Obligations	12,960	-	12,960	-

Money Market Funds	180,074	180,074	-	-
Total Investments in Securities:	2,733,262	2,720,302	12,960	-
Derivative Instruments: Assets
Futures Contracts	2,703	2,703	-	-
Total Assets	2,703	2,703	-	-
Total Derivative Instruments:	2,703	2,703	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,703	0
Total Equity Risk	2,703	0
Total Value of Derivatives	2,703	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $5,765) - See accompanying schedule:
Unaffiliated issuers (cost $1,745,979)	$2,553,188
Fidelity Central Funds (cost $180,074)	180,074

Total Investment in Securities (cost $1,926,053)		$2,733,262
Segregated cash with brokers for derivative instruments		15,000
Dividends receivable		5,100
Distributions receivable from Fidelity Central Funds		896
Prepaid expenses		14
Receivable from investment adviser for expense reductions		6,586
Other receivables		16,376
Total assets		2,777,234
Liabilities
Payable for investments purchased	$141,626
Accrued management fee	4,215
Payable for daily variation margin on futures contracts	90
Audit fee payable	43,301
Other payables and accrued expenses	3,184
Collateral on securities loaned	6,175
Total liabilities		198,591
Net Assets		$2,578,643
Net Assets consist of:
Paid in capital		$13,189,921
Total accumulated earnings (loss)		(10,611,278)
Net Assets		$2,578,643
Net Asset Value, offering price and redemption price per share ($2,578,643 ÷ 343,493 shares)		$7.51
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$2,722,087
Interest		4,437
Income from Fidelity Central Funds (including $5,124 from security lending)		15,036
Total income		2,741,560
Expenses
Management fee	$56,242
Custodian fees and expenses	6,814
Independent trustees' fees and expenses	243
Registration fees	22,426
Audit fees	55,804
Legal	268
Miscellaneous	308
Total expenses before reductions	142,105
Expense reductions	(86,069)
Total expenses after reductions		56,036
Net Investment income (loss)		2,685,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,189,111
Fidelity Central Funds	3
Futures contracts	29,748
Total net realized gain (loss)		15,218,862
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,785,581)
Futures contracts	(16,874)
Total change in net unrealized appreciation (depreciation)		(9,802,455)
Net gain (loss)		5,416,407
Net increase (decrease) in net assets resulting from operations		$8,101,931
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,685,524	$3,505,923
Net realized gain (loss)	15,218,862	36,843,376
Change in net unrealized appreciation (depreciation)	(9,802,455)	(77,494,494)
Net increase (decrease) in net assets resulting from operations	8,101,931	(37,145,195)
Distributions to shareholders	(3,751,888)	(64,713,259)

Share transactions
Proceeds from sales of shares	-	1,407,824
Reinvestment of distributions	3,751,888	64,704,858
Cost of shares redeemed	(88,653,526)	(287,910,648)

Net increase (decrease) in net assets resulting from share transactions	(84,901,638)	(221,797,966)
Total increase (decrease) in net assets	(80,551,595)	(323,656,420)

Net Assets
Beginning of period	83,130,238	406,786,658
End of period	$2,578,643	$83,130,238

Other Information
Shares
Sold	-	128,760
Issued in reinvestment of distributions	549,404	7,441,997
Redeemed	(11,868,156)	(29,859,078)
Net increase (decrease)	(11,318,752)	(22,288,321)

Financial Highlights
Fidelity® SAI Real Estate Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.13	$11.98	$13.17	$9.67	$11.88
Income from Investment Operations
Net investment income (loss) A,B	.23	.26	.29	.28	.36
Net realized and unrealized gain (loss)	.47	(1.38)	(.79)	3.48	(2.20)
Total from investment operations	.70	(1.12)	(.50)	3.76	(1.84)
Distributions from net investment income	(.11)	(.34)	(.21)	(.26)	(.30)
Distributions from net realized gain	(.20)	(3.39)	(.48)	-	(.07)
Total distributions	(.32) C	(3.73)	(.69)	(.26)	(.37)
Net asset value, end of period	$7.51	$7.13	$11.98	$13.17	$9.67
Total Return D	10.30%	(9.67)%	(4.24)%	39.72%	(16.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.18%	.16%	.09%	.09%	.16%
Expenses net of fee waivers, if any	.07%	.09%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.09%	.07%	.07%	.07%
Net investment income (loss)	3.36%	3.10%	2.28%	2.58%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$2,579	$83,130	$406,787	$747,826	$572,828
Portfolio turnover rate G	7%	8%	13%	53%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$803,143
Gross unrealized depreciation	(33,505)
Net unrealized appreciation (depreciation)	$769,638
Tax Cost	$1,963,624

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$603,356
Undistributed long-term capital gain	$265,890
Net unrealized appreciation (depreciation) on securities and other investments	$769,638

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(678,885)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,097,847)

Due to large redemptions and then subscriptions in a prior period, approximately $12,097,847 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.

The Fund intends to elect to defer to its next fiscal year $152,313 of capital losses recognized during the period November 1, 2023 to July 31, 2024.

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$1,711,135	$ 5,490,572
Long-term Capital Gains	2,040,753	59,222,687
Total	$3,751,888	$ 64,713,259
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	5,526,559	90,387,273
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Real Estate Index Fund	137
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Real Estate Index Fund	488	126	2,405
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $85,631.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $438.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Small-Mid Cap Fund
Fidelity SAI Real Estate Index Fund	87%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $15,229,561, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,686 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 0.57% and 0.71% of the dividends distributed in December and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 99.44% and 99.30% of the dividends distributed in December and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9870987.108
SV8-ANN-0924
Fidelity® SAI U.S. Momentum Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Momentum Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Entertainment - 2.1%
Netflix, Inc. (a)	19,357	12,162,971
Take-Two Interactive Software, Inc. (a)	1,090	164,078
The Walt Disney Co.	12,090	1,132,712
		13,459,761
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A	68,699	11,784,626
Class C	59,930	10,376,880
Meta Platforms, Inc. Class A	65,792	31,240,015
Pinterest, Inc. Class A (a)	3,354	107,160
		53,508,681
Media - 0.0%
News Corp. Class A	10,892	300,401
TOTAL COMMUNICATION SERVICES		67,268,843
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.1%
General Motors Co.	18,526	821,072
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	176,581	33,017,115
MercadoLibre, Inc. (a)	324	540,724
		33,557,839
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.	692	2,570,787
Chipotle Mexican Grill, Inc. (a)	79,929	4,341,743
Domino's Pizza, Inc.	1,121	480,573
Doordash, Inc. (a)	10,400	1,151,488
Draftkings Holdings, Inc. (a)	12,143	448,684
Hilton Worldwide Holdings, Inc.	10,491	2,252,103
Hyatt Hotels Corp. Class A	583	85,893
Marriott International, Inc. Class A	6,742	1,532,457
Royal Caribbean Cruises Ltd.	11,361	1,780,496
		14,644,224
Household Durables - 1.2%
D.R. Horton, Inc.	10,501	1,889,445
Garmin Ltd.	6,982	1,195,668
Lennar Corp. Class A	9,712	1,718,344
NVR, Inc. (a)	118	1,015,683
PulteGroup, Inc.	12,006	1,584,792
		7,403,932
Specialty Retail - 0.9%
Bath & Body Works, Inc.	1,665	61,189
Dick's Sporting Goods, Inc.	2,768	598,857
O'Reilly Automotive, Inc. (a)	1,048	1,180,404
Ross Stores, Inc.	3,900	558,597
TJX Companies, Inc.	15,269	1,725,702
Tractor Supply Co.	1,709	450,014
Williams-Sonoma, Inc.	8,612	1,332,104
		5,906,867
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	1,870	1,725,318
lululemon athletica, Inc. (a)	842	217,792
		1,943,110
TOTAL CONSUMER DISCRETIONARY		64,277,044
CONSUMER STAPLES - 4.1%
Beverages - 0.0%
Celsius Holdings, Inc. (a)	4,434	207,644
Consumer Staples Distribution & Retail - 4.0%
Costco Wholesale Corp.	24,979	20,532,738
Walmart, Inc.	76,972	5,283,358
		25,816,096
Household Products - 0.1%
Colgate-Palmolive Co.	6,933	687,684
TOTAL CONSUMER STAPLES		26,711,424
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Diamondback Energy, Inc.	1,230	248,841
Marathon Petroleum Corp.	14,709	2,603,787
Phillips 66 Co.	10,892	1,584,568
Targa Resources Corp.	7,470	1,010,542
Texas Pacific Land Corp.	170	143,633
The Williams Companies, Inc.	9,123	391,742
		5,983,113
FINANCIALS - 15.4%
Banks - 6.0%
Bank of America Corp.	52,499	2,116,235
Citigroup, Inc.	63,675	4,131,234
Fifth Third Bancorp	11,500	486,910
First Citizens Bancshares, Inc.	197	411,275
JPMorgan Chase & Co.	114,125	24,285,800
Wells Fargo & Co.	117,188	6,953,936
		38,385,390
Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,334	573,713
Ares Management Corp. Class A,	7,300	1,118,360
Bank of New York Mellon Corp.	12,259	797,693
Carlyle Group LP	3,961	197,020
Cboe Global Markets, Inc.	3,134	575,120
Coinbase Global, Inc. (a)	14,994	3,364,054
Goldman Sachs Group, Inc.	4,849	2,468,286
KKR & Co., Inc.	37,959	4,686,039
Robinhood Markets, Inc. (a)	36,708	755,084
Tradeweb Markets, Inc. Class A	2,592	289,475
		14,824,844
Consumer Finance - 1.1%
Ally Financial, Inc.	4,284	192,823
American Express Co.	24,484	6,195,431
Capital One Financial Corp.	2,721	411,959
Discover Financial Services	2,145	308,859
Synchrony Financial	4,233	214,994
		7,324,066
Financial Services - 2.7%
Apollo Global Management, Inc.	18,912	2,369,863
Berkshire Hathaway, Inc. Class B (a)	17,855	7,829,418
Corebridge Financial, Inc.	15,278	451,465
Corpay, Inc. (a)	356	103,888
Equitable Holdings, Inc.	8,663	377,793
Fiserv, Inc. (a)	13,801	2,257,430
MasterCard, Inc. Class A	4,311	1,999,054
Toast, Inc. (a)(b)	9,120	238,579
Visa, Inc. Class A	7,371	1,958,254
		17,585,744
Insurance - 3.3%
AFLAC, Inc.	3,002	286,331
Allstate Corp.	13,819	2,364,707
American International Group, Inc.	9,688	767,580
Arch Capital Group Ltd. (a)	10,483	1,004,062
Arthur J. Gallagher & Co.	1,155	327,431
Assurant, Inc.	1,945	340,122
Brown & Brown, Inc.	7,197	715,598
Chubb Ltd.	8,888	2,450,066
Erie Indemnity Co. Class A	1,537	678,048
Fidelity National Financial, Inc.	1,529	84,722
Hartford Financial Services Group, Inc.	14,573	1,616,437
Loews Corp.	3,755	300,212
Progressive Corp.	36,996	7,921,584
Prudential Financial, Inc.	2,807	351,773
The Travelers Companies, Inc.	5,797	1,254,703
W.R. Berkley Corp.	10,933	602,736
		21,066,112
TOTAL FINANCIALS		99,186,156
HEALTH CARE - 9.8%
Biotechnology - 1.5%
Amgen, Inc.	9,202	3,059,389
Neurocrine Biosciences, Inc. (a)	1,510	213,771
Regeneron Pharmaceuticals, Inc. (a)	1,656	1,787,139
United Therapeutics Corp. (a)	418	130,955
Vertex Pharmaceuticals, Inc. (a)	9,335	4,627,546
		9,818,800
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	86,650	6,401,702
Intuitive Surgical, Inc. (a)	10,201	4,535,467
Stryker Corp.	6,673	2,185,074
		13,122,243
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	5,931	598,023
Cencora, Inc.	8,145	1,937,533
Cigna Group	2,331	812,750
DaVita, Inc. (a)	2,011	274,743
McKesson Corp.	6,900	4,257,438
Molina Healthcare, Inc. (a)	478	163,127
Universal Health Services, Inc. Class B	833	178,062
		8,221,676
Pharmaceuticals - 5.0%
Eli Lilly & Co.	37,712	30,330,630
Merck & Co., Inc.	15,110	1,709,394
		32,040,024
TOTAL HEALTH CARE		63,202,743
INDUSTRIALS - 15.2%
Aerospace & Defense - 3.9%
Axon Enterprise, Inc. (a)	2,967	890,130
General Dynamics Corp.	3,782	1,129,721
General Electric Co.	85,580	14,565,716
HEICO Corp.	723	174,489
HEICO Corp. Class A	1,178	223,950
Howmet Aerospace, Inc.	24,747	2,368,288
Huntington Ingalls Industries, Inc.	663	185,627
RTX Corp.	9,313	1,094,184
Textron, Inc.	1,035	96,152
TransDigm Group, Inc.	3,362	4,351,168
		25,079,425
Building Products - 1.6%
A.O. Smith Corp.	718	61,059
Builders FirstSource, Inc. (a)	5,712	956,017
Carlisle Companies, Inc.	2,644	1,106,726
Carrier Global Corp.	11,867	808,261
Lennox International, Inc.	1,685	983,198
Masco Corp.	5,073	394,933
Owens Corning	3,433	639,843
Trane Technologies PLC	15,349	5,130,864
		10,080,901
Commercial Services & Supplies - 1.8%
Cintas Corp.	4,721	3,606,561
Copart, Inc.	26,738	1,399,200
Republic Services, Inc.	10,572	2,054,351
Veralto Corp.	4,179	445,314
Waste Connections, Inc. (United States)	1,821	323,719
Waste Management, Inc.	18,204	3,689,223
		11,518,368
Construction & Engineering - 0.4%
EMCOR Group, Inc.	2,390	897,302
Quanta Services, Inc.	6,176	1,638,987
		2,536,289
Electrical Equipment - 2.2%
AMETEK, Inc.	2,698	468,049
Eaton Corp. PLC	28,609	8,719,737
Emerson Electric Co.	7,248	848,813
GE Vernova LLC	5,471	975,151
Hubbell, Inc.	2,083	824,139
Vertiv Holdings Co.	34,502	2,715,307
		14,551,196
Ground Transportation - 1.0%
Uber Technologies, Inc. (a)	101,002	6,511,599
Machinery - 2.8%
Caterpillar, Inc.	19,163	6,634,231
Cummins, Inc.	994	290,049
Dover Corp.	2,354	433,748
Ingersoll Rand, Inc.	22,767	2,285,807
PACCAR, Inc.	24,581	2,425,161
Parker Hannifin Corp.	6,675	3,745,743
Pentair PLC	4,604	404,553
Westinghouse Air Brake Tech Co.	9,226	1,486,770
Xylem, Inc.	1,907	254,585
		17,960,647
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	1,588	68,316
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	6,508	932,661
Broadridge Financial Solutions, Inc.	2,337	500,118
Leidos Holdings, Inc.	6,693	966,469
Verisk Analytics, Inc.	840	219,870
		2,619,118
Trading Companies & Distributors - 1.1%
Fastenal Co.	14,317	1,012,928
Ferguson PLC	6,585	1,466,150
United Rentals, Inc.	3,565	2,699,062
W.W. Grainger, Inc.	1,815	1,772,910
Watsco, Inc.	650	318,169
		7,269,219
TOTAL INDUSTRIALS		98,195,078
INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	14,747	5,110,573
Juniper Networks, Inc.	2,485	93,660
Motorola Solutions, Inc.	3,265	1,302,474
		6,506,707
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	69,002	4,434,069
CDW Corp.	1,771	386,273
Jabil, Inc.	2,090	235,480
		5,055,822
IT Services - 1.1%
Akamai Technologies, Inc. (a)	2,311	227,125
Gartner, Inc. (a)	1,793	898,634
GoDaddy, Inc. (a)	8,578	1,247,670
IBM Corp.	24,434	4,694,749
MongoDB, Inc. Class A (a)	846	213,497
		7,281,675
Semiconductors & Semiconductor Equipment - 17.4%
Advanced Micro Devices, Inc. (a)	76,360	11,032,493
Applied Materials, Inc.	39,767	8,438,557
Broadcom, Inc.	205,512	33,021,664
Entegris, Inc.	2,435	288,036
Intel Corp.	67,641	2,079,284
KLA Corp.	6,913	5,689,883
Lam Research Corp.	6,214	5,724,585
Marvell Technology, Inc.	4,776	319,896
Micron Technology, Inc.	48,640	5,341,645
Monolithic Power Systems, Inc.	1,003	865,679
NVIDIA Corp.	274,208	32,087,820
NXP Semiconductors NV	4,424	1,164,220
Qualcomm, Inc.	32,681	5,913,627
Teradyne, Inc.	2,215	290,519
		112,257,908
Software - 9.2%
Adobe, Inc. (a)	3,360	1,853,544
AppLovin Corp. Class A, (a)	16,067	1,238,766
Cadence Design Systems, Inc. (a)	7,705	2,062,320
Crowdstrike Holdings, Inc. (a)	16,866	3,912,237
Datadog, Inc. Class A (a)	4,004	466,226
Fair Isaac Corp. (a)	1,238	1,980,800
HubSpot, Inc. (a)	612	304,182
Intuit, Inc.	5,912	3,827,133
Manhattan Associates, Inc. (a)	1,845	471,176
Microsoft Corp.	49,978	20,908,296
MicroStrategy, Inc. Class A (a)	736	1,188,228
Oracle Corp.	11,913	1,661,268
Palantir Technologies, Inc. Class A (a)	79,105	2,127,133
Palo Alto Networks, Inc. (a)	5,319	1,727,239
PTC, Inc. (a)	2,591	460,809
Salesforce, Inc.	24,638	6,376,314
Samsara, Inc. (a)	6,974	266,965
ServiceNow, Inc. (a)	5,911	4,813,859
Synopsys, Inc. (a)	4,129	2,305,303
UiPath, Inc. Class A (a)	6,614	80,492
Workday, Inc. Class A (a)	3,152	715,882
Zscaler, Inc. (a)	1,565	280,683
		59,028,855
Technology Hardware, Storage & Peripherals - 1.4%
Dell Technologies, Inc.	22,969	2,611,116
NetApp, Inc.	8,075	1,025,364
Pure Storage, Inc. Class A (a)	10,514	630,104
Seagate Technology Holdings PLC	5,467	558,563
Super Micro Computer, Inc. (a)	5,011	3,515,968
Western Digital Corp. (a)	12,975	869,974
		9,211,089
TOTAL INFORMATION TECHNOLOGY		199,342,056
MATERIALS - 1.4%
Chemicals - 0.8%
Celanese Corp.	1,199	169,239
Ecolab, Inc.	3,906	901,075
Linde PLC	6,063	2,749,571
Sherwin-Williams Co.	3,709	1,301,117
Westlake Corp.	268	39,626
		5,160,628
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	2,914	1,729,022
Vulcan Materials Co.	4,340	1,191,373
		2,920,395
Containers & Packaging - 0.2%
International Paper Co.	2,380	110,622
Packaging Corp. of America	1,646	328,986
Smurfit Westrock PLC	13,338	598,076
		1,037,684
Metals & Mining - 0.0%
Reliance, Inc.	279	84,972
TOTAL MATERIALS		9,203,679
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Digital Realty Trust, Inc.	1,448	216,462
Iron Mountain, Inc.	9,113	934,629
Simon Property Group, Inc.	2,245	344,473
Welltower, Inc.	3,467	385,704
		1,881,268
UTILITIES - 1.5%
Electric Utilities - 1.1%
Constellation Energy Corp.	29,404	5,580,879
NRG Energy, Inc.	17,542	1,318,632
		6,899,511
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	32,826	2,600,476
TOTAL UTILITIES		9,499,987
TOTAL COMMON STOCKS (Cost $505,030,093)		644,751,391

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $68,789)	69,000	68,788

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	864,832	865,005
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	84,792	84,800
TOTAL MONEY MARKET FUNDS (Cost $949,805)		949,805

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $506,048,687)	645,769,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(75,065)
NET ASSETS - 100.0%	645,694,919

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Sep 2024	1,111,600	12,085	12,085

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,788.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,483,312	161,303,415	161,921,618	109,702	(104)	-	865,005	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	690,275	17,071,143	17,676,618	917	-	-	84,800	0.0%
Total	2,173,587	178,374,558	179,598,236	110,619	(104)	-	949,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	67,268,843	67,268,843	-	-
Consumer Discretionary	64,277,044	64,277,044	-	-
Consumer Staples	26,711,424	26,711,424	-	-
Energy	5,983,113	5,983,113	-	-
Financials	99,186,156	99,186,156	-	-
Health Care	63,202,743	63,202,743	-	-
Industrials	98,195,078	98,195,078	-	-
Information Technology	199,342,056	199,342,056	-	-
Materials	9,203,679	9,203,679	-	-
Real Estate	1,881,268	1,881,268	-	-
Utilities	9,499,987	9,499,987	-	-

U.S. Government and Government Agency Obligations	68,788	-	68,788	-

Money Market Funds	949,805	949,805	-	-
Total Investments in Securities:	645,769,984	645,701,196	68,788	-
Derivative Instruments: Assets
Futures Contracts	12,085	12,085	-	-
Total Assets	12,085	12,085	-	-
Total Derivative Instruments:	12,085	12,085	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,085	0
Total Equity Risk	12,085	0
Total Value of Derivatives	12,085	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $83,712) - See accompanying schedule:
Unaffiliated issuers (cost $505,098,882)	$644,820,179
Fidelity Central Funds (cost $949,805)	949,805

Total Investment in Securities (cost $506,048,687)		$645,769,984
Segregated cash with brokers for derivative instruments		62,283
Receivable for investments sold		38,106,041
Receivable for fund shares sold		499,646
Dividends receivable		122,505
Distributions receivable from Fidelity Central Funds		8,271
Receivable for daily variation margin on futures contracts		17,100
Prepaid expenses		161
Total assets		684,585,991
Liabilities
Payable for investments purchased	$38,275,430
Payable for fund shares redeemed	425,195
Accrued management fee	54,976
Other payables and accrued expenses	50,671
Collateral on securities loaned	84,800
Total liabilities		38,891,072
Net Assets		$645,694,919
Net Assets consist of:
Paid in capital		$487,629,507
Total accumulated earnings (loss)		158,065,412
Net Assets		$645,694,919
Net Asset Value, offering price and redemption price per share ($645,694,919 ÷ 39,514,856 shares)		$16.34
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$3,500,734
Interest		13,722
Income from Fidelity Central Funds (including $917 from security lending)		110,619
Total income		3,625,075
Expenses
Management fee	$446,924
Custodian fees and expenses	27,110
Independent trustees' fees and expenses	1,202
Registration fees	27,833
Audit fees	56,777
Legal	6,333
Interest	7,275
Miscellaneous	6,517
Total expenses		579,971
Net Investment income (loss)		3,045,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29,312,633
Fidelity Central Funds	(104)
Futures contracts	279,597
Total net realized gain (loss)		29,592,126
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	87,603,267
Futures contracts	(18,594)
Total change in net unrealized appreciation (depreciation)		87,584,673
Net gain (loss)		117,176,799
Net increase (decrease) in net assets resulting from operations		$120,221,903
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,045,104	$36,071,724
Net realized gain (loss)	29,592,126	250,894,815
Change in net unrealized appreciation (depreciation)	87,584,673	(238,747,543)
Net increase (decrease) in net assets resulting from operations	120,221,903	48,218,996
Distributions to shareholders	(55,039,241)	(61,615,588)

Share transactions
Proceeds from sales of shares	337,347,841	56,880,947
Reinvestment of distributions	50,595,189	60,451,730
Cost of shares redeemed	(142,340,861)	(4,293,261,374)

Net increase (decrease) in net assets resulting from share transactions	245,602,169	(4,175,928,697)
Total increase (decrease) in net assets	310,784,831	(4,189,325,289)

Net Assets
Beginning of period	334,910,088	4,524,235,377
End of period	$645,694,919	$334,910,088

Other Information
Shares
Sold	22,317,838	4,142,276
Issued in reinvestment of distributions	4,023,283	4,354,609
Redeemed	(9,948,777)	(309,624,256)
Net increase (decrease)	16,392,344	(301,127,371)

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$13.95	$19.05	$15.74	$13.77
Income from Investment Operations
Net investment income (loss) A,B	.10	.30	.19	.10	.19
Net realized and unrealized gain (loss)	4.17	.52 C	(1.81)	4.66	2.07
Total from investment operations	4.27	.82	(1.62)	4.76	2.26
Distributions from net investment income	(.11)	(.29)	(.10)	(.18)	(.22)
Distributions from net realized gain	(2.30)	-	(3.38)	(1.27)	(.08)
Total distributions	(2.41)	(.29)	(3.48)	(1.45)	(.29) D
Net asset value, end of period	$16.34	$14.48	$13.95	$19.05	$15.74
Total Return E	35.08%	5.99% C	(11.06)%	32.98%	16.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.13%	.11%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.13%	.11%	.11%	.11%	.11%
Expenses net of all reductions	.13%	.11%	.11%	.11%	.11%
Net investment income (loss)	.68%	2.15%	1.25%	.58%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$645,695	$334,910	$4,524,235	$2,908,860	$1,798,387
Portfolio turnover rate H	104%	85%	138%	128%	163%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146,958,335
Gross unrealized depreciation	(7,963,532)
Net unrealized appreciation (depreciation)	$138,994,803
Tax Cost	$506,775,181

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,783,387
Undistributed long-term capital gain	$17,287,224
Net unrealized appreciation (depreciation) on securities and other investments	$138,994,803

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$2,427,968	$ 61,615,588
Long-term Capital Gains	52,611,273	-
Total	$55,039,241	$ 61,615,588
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	658,992,972	461,919,610
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Momentum Index Fund	Borrower	11,765,250	5.57%	7,275

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI U.S. Momentum Index Fund	697
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Momentum Index Fund	79	-	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Momentum Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Momentum Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $27,073,137, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9878817.107
SY1-ANN-0924
Fidelity® SAI U.S. Large Cap Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Large Cap Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	2,298,707	44,250,110
Verizon Communications, Inc.	1,349,475	54,680,727
		98,930,837
Entertainment - 1.1%
Electronic Arts, Inc.	77,996	11,772,716
Live Nation Entertainment, Inc. (a)	45,666	4,392,613
Netflix, Inc. (a)	138,144	86,802,782
Take-Two Interactive Software, Inc. (a)	50,911	7,663,633
The Walt Disney Co.	584,455	54,757,589
Warner Bros Discovery, Inc. (a)	714,915	6,184,015
		171,573,348
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A	1,882,918	322,995,754
Class C	1,566,941	271,315,834
Match Group, Inc. (a)	85,027	3,242,930
Meta Platforms, Inc. Class A	702,568	333,600,363
		931,154,881
Media - 0.6%
Charter Communications, Inc. Class A (a)	31,400	11,923,208
Comcast Corp. Class A	1,254,858	51,787,990
Fox Corp.:
Class A	73,854	2,809,406
Class B	42,640	1,510,735
Interpublic Group of Companies, Inc.	121,116	3,896,302
News Corp.:
Class A	121,449	3,349,563
Class B	36,885	1,050,854
Omnicom Group, Inc.	62,779	6,154,853
Paramount Global Class B (b)	158,221	1,806,884
		84,289,795
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	165,302	30,131,249
TOTAL COMMUNICATION SERVICES		1,316,080,110
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Aptiv PLC (a)	87,239	6,053,514
BorgWarner, Inc.	72,920	2,574,805
		8,628,319
Automobiles - 1.6%
Ford Motor Co.	1,257,252	13,603,467
General Motors Co.	365,785	16,211,591
Tesla, Inc. (a)	889,525	206,432,067
		236,247,125
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	2,935,958	548,965,427
eBay, Inc.	162,234	9,021,833
Etsy, Inc. (a)	37,425	2,437,865
		560,425,125
Distributors - 0.1%
Genuine Parts Co.	44,662	6,570,227
LKQ Corp.	85,631	3,553,687
Pool Corp.	12,290	4,596,952
		14,720,866
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	141,545	19,754,020
Booking Holdings, Inc.	10,877	40,408,164
Caesars Entertainment, Inc. (a)	69,264	2,767,097
Carnival Corp. (a)	323,854	5,395,408
Chipotle Mexican Grill, Inc. (a)	440,295	23,916,824
Darden Restaurants, Inc.	38,272	5,598,811
Domino's Pizza, Inc.	11,183	4,794,152
Expedia Group, Inc. (a)	40,701	5,196,297
Hilton Worldwide Holdings, Inc.	80,165	17,209,021
Las Vegas Sands Corp.	117,051	4,643,413
Marriott International, Inc. Class A	76,919	17,483,689
McDonald's Corp.	231,050	61,320,670
MGM Resorts International (a)	80,549	3,461,191
Norwegian Cruise Line Holdings Ltd. (a)	137,315	2,530,715
Royal Caribbean Cruises Ltd.	75,906	11,895,988
Starbucks Corp.	363,151	28,307,620
Wynn Resorts Ltd.	30,222	2,502,986
Yum! Brands, Inc.	90,296	11,994,018
		269,180,084
Household Durables - 0.4%
D.R. Horton, Inc.	95,023	17,097,488
Garmin Ltd.	49,262	8,436,118
Lennar Corp. Class A	78,509	13,890,597
Mohawk Industries, Inc. (a)	16,965	2,732,553
NVR, Inc. (a)	1,004	8,641,910
PulteGroup, Inc.	67,441	8,902,212
		59,700,878
Leisure Products - 0.0%
Hasbro, Inc.	41,883	2,699,778
Specialty Retail - 1.9%
AutoZone, Inc. (a)	5,547	17,382,578
Bath & Body Works, Inc.	71,584	2,630,712
Best Buy Co., Inc.	61,736	5,341,399
CarMax, Inc. (a)	50,468	4,261,518
Lowe's Companies, Inc.	183,446	45,037,827
O'Reilly Automotive, Inc. (a)	18,881	21,266,426
Ross Stores, Inc.	107,499	15,397,082
The Home Depot, Inc.	317,722	116,972,532
TJX Companies, Inc.	363,073	41,034,510
Tractor Supply Co.	34,565	9,101,656
Ulta Beauty, Inc. (a)	15,369	5,607,994
		284,034,234
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	8,229	7,592,322
lululemon athletica, Inc. (a)	36,736	9,502,134
NIKE, Inc. Class B	388,397	29,075,399
Ralph Lauren Corp. Class A	12,496	2,194,173
Tapestry, Inc.	73,787	2,958,121
		51,322,149
TOTAL CONSUMER DISCRETIONARY		1,486,958,558
CONSUMER STAPLES - 5.8%
Beverages - 1.3%
Brown-Forman Corp. Class B (non-vtg.) (b)	57,294	2,587,397
Constellation Brands, Inc. Class A (sub. vtg.)	51,616	12,654,179
Keurig Dr. Pepper, Inc.	334,640	11,471,459
Molson Coors Beverage Co. Class B	58,384	3,085,594
Monster Beverage Corp. (a)	227,404	11,699,936
PepsiCo, Inc.	440,751	76,104,475
The Coca-Cola Co.	1,242,974	82,956,085
		200,559,125
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	142,185	116,876,070
Dollar General Corp.	70,432	8,479,308
Dollar Tree, Inc. (a)	66,446	6,932,976
Kroger Co.	214,613	11,696,409
Sysco Corp.	159,659	12,237,862
Target Corp.	148,322	22,309,112
Walgreens Boots Alliance, Inc.	229,173	2,720,284
Walmart, Inc.	1,369,474	94,000,695
		275,252,716
Food Products - 0.7%
Archer Daniels Midland Co.	158,515	9,829,515
Bunge Global SA	45,394	4,776,811
Campbell Soup Co.	63,182	2,960,709
Conagra Brands, Inc.	153,266	4,647,025
General Mills, Inc.	180,991	12,151,736
Hormel Foods Corp.	93,216	2,993,166
Kellanova	84,394	4,907,511
Lamb Weston Holdings, Inc.	46,212	2,773,644
McCormick & Co., Inc. (non-vtg.)	80,711	6,215,554
Mondelez International, Inc.	430,022	29,392,004
The Hershey Co.	47,326	9,345,938
The J.M. Smucker Co.	34,042	4,015,254
The Kraft Heinz Co.	253,035	8,909,362
Tyson Foods, Inc. Class A	91,694	5,584,165
		108,502,394
Household Products - 1.2%
Church & Dwight Co., Inc.	78,393	7,683,298
Colgate-Palmolive Co.	263,020	26,088,954
Kimberly-Clark Corp.	107,948	14,578,377
Procter & Gamble Co.	756,636	121,636,803
The Clorox Co.	39,819	5,253,321
		175,240,753
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	74,713	7,442,162
Kenvue, Inc.	613,898	11,350,974
		18,793,136
Tobacco - 0.6%
Altria Group, Inc.	550,650	26,987,357
Philip Morris International, Inc.	498,382	57,393,671
		84,381,028
TOTAL CONSUMER STAPLES		862,729,152
ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	319,951	12,388,503
Halliburton Co.	283,834	9,843,363
Schlumberger Ltd.	458,243	22,128,554
		44,360,420
Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	115,561	3,604,348
Chevron Corp.	549,482	88,175,377
ConocoPhillips Co.	374,940	41,693,328
Coterra Energy, Inc.	238,596	6,155,777
Devon Energy Corp.	202,616	9,529,030
Diamondback Energy, Inc.	57,173	11,566,670
EOG Resources, Inc.	184,245	23,362,266
EQT Corp.	190,301	6,567,288
Exxon Mobil Corp.	1,438,161	170,551,513
Hess Corp.	88,607	13,594,086
Kinder Morgan, Inc.	619,005	13,079,576
Marathon Oil Corp.	180,835	5,072,422
Marathon Petroleum Corp.	112,954	19,995,117
Occidental Petroleum Corp.	213,187	12,966,033
ONEOK, Inc.	187,104	15,591,376
Phillips 66 Co.	135,915	19,772,914
Targa Resources Corp.	71,077	9,615,297
The Williams Companies, Inc.	390,713	16,777,216
Valero Energy Corp.	104,833	16,953,593
		504,623,227
TOTAL ENERGY		548,983,647
FINANCIALS - 13.0%
Banks - 3.3%
Bank of America Corp.	2,181,229	87,925,341
Citigroup, Inc.	611,516	39,675,158
Citizens Financial Group, Inc.	145,885	6,224,913
Fifth Third Bancorp	219,292	9,284,823
Huntington Bancshares, Inc.	464,640	6,946,368
JPMorgan Chase & Co.	920,640	195,912,192
KeyCorp	302,311	4,876,276
M&T Bank Corp.	53,492	9,209,718
PNC Financial Services Group, Inc.	127,565	23,102,022
Regions Financial Corp.	293,623	6,568,347
Truist Financial Corp.	429,000	19,172,010
U.S. Bancorp	500,279	22,452,522
Wells Fargo & Co.	1,117,690	66,323,725
		497,673,415
Capital Markets - 3.0%
Ameriprise Financial, Inc.	31,843	13,694,719
Bank of New York Mellon Corp.	239,742	15,600,012
BlackRock, Inc.	44,783	39,252,300
Blackstone, Inc.	229,116	32,568,839
Cboe Global Markets, Inc.	33,714	6,186,856
Charles Schwab Corp.	478,624	31,201,499
CME Group, Inc.	115,437	22,361,301
FactSet Research Systems, Inc.	12,221	5,048,373
Franklin Resources, Inc.	95,972	2,194,880
Goldman Sachs Group, Inc.	103,382	52,624,539
Intercontinental Exchange, Inc.	183,887	27,869,914
Invesco Ltd.	143,969	2,484,905
KKR & Co., Inc.	213,375	26,341,144
MarketAxess Holdings, Inc.	12,129	2,711,195
Moody's Corp.	50,346	22,981,942
Morgan Stanley	401,191	41,406,923
MSCI, Inc.	25,400	13,735,304
NASDAQ, Inc.	132,630	8,976,398
Northern Trust Corp.	65,598	5,815,263
Raymond James Financial, Inc.	59,809	6,937,844
S&P Global, Inc.	102,622	49,743,962
State Street Corp.	96,588	8,207,082
T. Rowe Price Group, Inc.	71,593	8,176,637
		446,121,831
Consumer Finance - 0.6%
American Express Co.	182,177	46,098,068
Capital One Financial Corp.	122,505	18,547,257
Discover Financial Services	80,343	11,568,589
Synchrony Financial	128,746	6,539,009
		82,752,923
Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	580,393	254,502,331
Corpay, Inc. (a)	22,530	6,574,705
Fidelity National Information Services, Inc.	178,339	13,701,785
Fiserv, Inc. (a)	187,580	30,682,461
Global Payments, Inc.	81,840	8,318,218
Jack Henry & Associates, Inc.	23,373	4,008,002
MasterCard, Inc. Class A	263,206	122,051,254
PayPal Holdings, Inc. (a)	335,367	22,060,441
Visa, Inc. Class A	504,665	134,074,351
		595,973,548
Insurance - 2.1%
AFLAC, Inc.	165,775	15,811,620
Allstate Corp.	84,612	14,478,805
American International Group, Inc.	212,780	16,858,559
Aon PLC	69,710	22,900,432
Arch Capital Group Ltd. (a)	119,896	11,483,639
Arthur J. Gallagher & Co.	70,052	19,859,041
Assurant, Inc.	16,638	2,909,487
Brown & Brown, Inc.	75,905	7,547,234
Chubb Ltd.	130,182	35,885,970
Cincinnati Financial Corp.	50,197	6,556,732
Everest Re Group Ltd.	13,934	5,474,251
Globe Life, Inc.	26,873	2,492,202
Hartford Financial Services Group, Inc.	94,818	10,517,213
Loews Corp.	58,203	4,653,330
Marsh & McLennan Companies, Inc.	157,966	35,158,493
MetLife, Inc.	191,512	14,717,697
Principal Financial Group, Inc.	69,141	5,635,683
Progressive Corp.	187,771	40,205,527
Prudential Financial, Inc.	115,094	14,423,580
The Travelers Companies, Inc.	73,416	15,890,159
W.R. Berkley Corp.	97,131	5,354,832
Willis Towers Watson PLC	32,777	9,252,292
		318,066,778
TOTAL FINANCIALS		1,940,588,495
HEALTH CARE - 11.8%
Biotechnology - 2.0%
AbbVie, Inc.	566,126	104,914,470
Amgen, Inc.	171,978	57,177,526
Biogen, Inc. (a)	46,678	9,951,750
Gilead Sciences, Inc.	399,412	30,379,277
Incyte Corp. (a)	51,030	3,320,522
Moderna, Inc. (a)	106,894	12,743,903
Regeneron Pharmaceuticals, Inc. (a)	34,003	36,695,698
Vertex Pharmaceuticals, Inc. (a)	82,729	41,010,420
		296,193,566
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	557,717	59,084,539
Align Technology, Inc. (a)	22,447	5,205,010
Baxter International, Inc.	163,384	5,852,415
Becton, Dickinson & Co.	92,655	22,335,414
Boston Scientific Corp. (a)	471,321	34,821,195
DexCom, Inc. (a)	127,499	8,646,982
Edwards Lifesciences Corp. (a)	193,191	12,180,693
GE Healthcare Technologies, Inc.	136,098	11,517,974
Hologic, Inc. (a)	74,818	6,105,897
IDEXX Laboratories, Inc. (a)	26,477	12,606,229
Insulet Corp. (a)	22,456	4,364,324
Intuitive Surgical, Inc. (a)	113,716	50,559,271
Medtronic PLC	425,693	34,191,662
ResMed, Inc.	47,098	10,043,649
Solventum Corp.	44,221	2,603,732
STERIS PLC	31,680	7,563,917
Stryker Corp.	108,695	35,592,178
Teleflex, Inc.	15,120	3,340,310
The Cooper Companies, Inc.	63,722	5,947,174
Zimmer Biomet Holdings, Inc.	65,957	7,344,312
		339,906,877
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	78,090	7,873,815
Cencora, Inc.	53,073	12,625,005
Centene Corp. (a)	171,094	13,160,550
Cigna Group	91,074	31,754,772
CVS Health Corp.	402,478	24,281,498
DaVita, Inc. (a)	16,560	2,262,427
Elevance Health, Inc.	74,513	39,643,151
HCA Holdings, Inc.	62,138	22,559,201
Henry Schein, Inc. (a)	40,983	2,948,317
Humana, Inc.	38,634	13,970,441
Labcorp Holdings, Inc.	27,028	5,822,912
McKesson Corp.	41,672	25,712,457
Molina Healthcare, Inc. (a)	18,788	6,411,781
Quest Diagnostics, Inc.	35,621	5,068,868
UnitedHealth Group, Inc.	295,072	170,008,684
Universal Health Services, Inc. Class B	19,134	4,090,084
		388,193,963
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	93,955	13,285,237
Bio-Rad Laboratories, Inc. Class A (a)	6,528	2,208,814
Bio-Techne Corp.	50,527	4,122,498
Charles River Laboratories International, Inc. (a)	16,516	4,031,556
Danaher Corp.	211,340	58,558,087
IQVIA Holdings, Inc. (a)	58,414	14,383,279
Mettler-Toledo International, Inc. (a)	6,847	10,414,492
Revvity, Inc.	39,563	4,969,508
Thermo Fisher Scientific, Inc.	122,376	75,058,096
Waters Corp. (a)	19,019	6,395,709
West Pharmaceutical Services, Inc.	23,354	7,150,294
		200,577,570
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	649,887	30,908,626
Catalent, Inc. (a)	58,093	3,447,239
Eli Lilly & Co.	255,943	205,847,277
Johnson & Johnson	771,563	121,791,220
Merck & Co., Inc.	811,998	91,861,334
Pfizer, Inc.	1,816,690	55,481,713
Viatris, Inc.	381,729	4,603,652
Zoetis, Inc. Class A	146,286	26,337,331
		540,278,392
TOTAL HEALTH CARE		1,765,150,368
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	22,743	6,823,127
General Dynamics Corp.	72,885	21,771,478
General Electric Co.	350,926	59,727,605
Howmet Aerospace, Inc.	124,319	11,897,328
Huntington Ingalls Industries, Inc.	12,657	3,543,707
L3Harris Technologies, Inc.	60,808	13,796,727
Lockheed Martin Corp.	68,460	37,099,843
Northrop Grumman Corp.	44,598	21,599,703
RTX Corp.	426,230	50,077,763
Textron, Inc.	61,135	5,679,442
The Boeing Co. (a)	185,003	35,261,572
TransDigm Group, Inc.	17,940	23,218,307
		290,496,602
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	37,588	3,347,211
Expeditors International of Washington, Inc.	45,280	5,651,850
FedEx Corp.	72,579	21,937,003
United Parcel Service, Inc. Class B	233,839	30,485,590
		61,421,654
Building Products - 0.5%
A.O. Smith Corp.	38,775	3,297,426
Allegion PLC	28,030	3,834,784
Builders FirstSource, Inc. (a)	39,133	6,549,690
Carrier Global Corp.	268,638	18,296,934
Johnson Controls International PLC	215,973	15,450,708
Masco Corp.	70,606	5,496,677
Trane Technologies PLC	72,564	24,256,694
		77,182,913
Commercial Services & Supplies - 0.6%
Cintas Corp.	27,648	21,121,413
Copart, Inc.	280,500	14,678,565
Republic Services, Inc.	65,620	12,751,278
Rollins, Inc.	90,041	4,313,864
Veralto Corp.	70,435	7,505,554
Waste Management, Inc.	117,011	23,713,449
		84,084,123
Construction & Engineering - 0.1%
Quanta Services, Inc.	46,932	12,454,814
Electrical Equipment - 0.7%
AMETEK, Inc.	74,201	12,872,389
Eaton Corp. PLC	128,170	39,064,934
Emerson Electric Co.	183,405	21,478,560
GE Vernova LLC	87,871	15,662,127
Generac Holdings, Inc. (a)	19,464	3,030,156
Hubbell, Inc.	17,211	6,809,532
Rockwell Automation, Inc.	36,549	10,184,379
		109,102,077
Ground Transportation - 1.0%
CSX Corp.	626,729	21,998,188
J.B. Hunt Transport Services, Inc.	26,138	4,525,795
Norfolk Southern Corp.	72,428	18,075,132
Old Dominion Freight Lines, Inc.	57,124	12,006,322
Uber Technologies, Inc. (a)	669,892	43,187,937
Union Pacific Corp.	195,601	48,260,635
		148,054,009
Industrial Conglomerates - 0.4%
3M Co.	177,407	22,628,263
Honeywell International, Inc.	208,765	42,744,634
		65,372,897
Machinery - 1.6%
Caterpillar, Inc.	156,788	54,280,006
Cummins, Inc.	43,852	12,796,014
Deere & Co.	82,994	30,872,108
Dover Corp.	44,057	8,117,943
Fortive Corp.	112,857	8,108,775
IDEX Corp.	24,269	5,059,601
Illinois Tool Works, Inc.	87,053	21,526,466
Ingersoll Rand, Inc.	129,339	12,985,636
Nordson Corp.	17,419	4,360,498
Otis Worldwide Corp.	129,624	12,249,468
PACCAR, Inc.	168,038	16,578,629
Parker Hannifin Corp.	41,209	23,124,842
Pentair PLC	53,232	4,677,496
Snap-On, Inc.	16,902	4,851,381
Stanley Black & Decker, Inc.	49,341	5,211,396
Westinghouse Air Brake Tech Co.	56,545	9,112,227
Xylem, Inc.	77,725	10,376,288
		244,288,774
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)(b)	209,983	2,234,219
Delta Air Lines, Inc.	206,909	8,901,225
Southwest Airlines Co.	191,902	5,169,840
United Airlines Holdings, Inc. (a)	105,431	4,788,676
		21,093,960
Professional Services - 0.7%
Automatic Data Processing, Inc.	131,219	34,460,734
Broadridge Financial Solutions, Inc.	37,891	8,108,674
Dayforce, Inc. (a)(b)	50,536	2,995,774
Equifax, Inc.	39,632	11,071,992
Jacobs Solutions, Inc.	40,145	5,875,221
Leidos Holdings, Inc.	43,348	6,259,451
Paychex, Inc.	102,716	13,149,702
Paycom Software, Inc.	15,387	2,566,398
Verisk Analytics, Inc.	45,744	11,973,492
		96,461,438
Trading Companies & Distributors - 0.3%
Fastenal Co.	183,549	12,986,092
United Rentals, Inc.	21,349	16,163,328
W.W. Grainger, Inc.	14,018	13,692,923
		42,842,343
TOTAL INDUSTRIALS		1,252,855,604
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	81,374	28,200,160
Cisco Systems, Inc.	1,298,133	62,894,544
F5, Inc. (a)	18,815	3,831,487
Juniper Networks, Inc.	104,150	3,925,414
Motorola Solutions, Inc.	53,468	21,329,455
		120,181,060
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	385,091	24,745,948
CDW Corp.	43,087	9,397,706
Corning, Inc.	247,168	9,889,192
Jabil, Inc.	38,665	4,356,386
Keysight Technologies, Inc. (a)	55,964	7,810,895
TE Connectivity Ltd.	98,171	15,150,730
Teledyne Technologies, Inc. (a)	15,203	6,413,538
Trimble, Inc. (a)	78,294	4,270,155
Zebra Technologies Corp. Class A (a)	16,485	5,789,367
		87,823,917
IT Services - 1.1%
Accenture PLC Class A	201,568	66,642,412
Akamai Technologies, Inc. (a)	48,836	4,799,602
Cognizant Technology Solutions Corp. Class A	159,402	12,063,543
EPAM Systems, Inc. (a)	18,588	3,998,836
Gartner, Inc. (a)	24,887	12,473,116
GoDaddy, Inc. (a)	45,182	6,571,722
IBM Corp.	294,499	56,585,038
VeriSign, Inc. (a)	27,781	5,195,325
		168,329,594
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	518,184	74,867,224
Analog Devices, Inc.	158,985	36,785,949
Applied Materials, Inc.	266,379	56,525,624
Broadcom, Inc.	1,396,562	224,399,582
Enphase Energy, Inc. (a)	43,623	5,021,444
First Solar, Inc. (a)	34,317	7,412,129
Intel Corp.	1,364,779	41,953,306
KLA Corp.	43,164	35,526,993
Lam Research Corp.	41,914	38,612,853
Microchip Technology, Inc.	173,249	15,381,046
Micron Technology, Inc.	355,017	38,987,967
Monolithic Power Systems, Inc.	15,604	13,467,656
NVIDIA Corp.	7,886,104	922,831,890
NXP Semiconductors NV	81,971	21,571,488
ON Semiconductor Corp. (a)	137,934	10,793,336
Qorvo, Inc. (a)	30,953	3,708,169
Qualcomm, Inc.	358,424	64,856,823
Skyworks Solutions, Inc.	51,440	5,844,613
Teradyne, Inc.	50,049	6,564,427
Texas Instruments, Inc.	291,894	59,490,916
		1,684,603,435
Software - 10.3%
Adobe, Inc. (a)	143,627	79,231,835
ANSYS, Inc. (a)	27,988	8,777,876
Autodesk, Inc. (a)	68,581	16,975,169
Cadence Design Systems, Inc. (a)	87,245	23,351,997
Crowdstrike Holdings, Inc. (a)	73,952	17,153,906
Fair Isaac Corp. (a)	7,922	12,675,200
Fortinet, Inc. (a)	203,284	11,798,603
Gen Digital, Inc.	176,659	4,591,367
Intuit, Inc.	89,760	58,106,136
Microsoft Corp.	2,382,758	996,826,809
Oracle Corp.	511,074	71,269,269
Palo Alto Networks, Inc. (a)	103,584	33,636,832
PTC, Inc. (a)	38,389	6,827,484
Roper Technologies, Inc.	34,317	18,694,186
Salesforce, Inc.	311,379	80,584,885
ServiceNow, Inc. (a)	65,722	53,523,340
Synopsys, Inc. (a)	48,905	27,304,640
Tyler Technologies, Inc. (a)	13,611	7,732,545
		1,529,062,079
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	4,621,068	1,026,246,774
Hewlett Packard Enterprise Co.	416,780	8,298,090
HP, Inc.	276,689	9,985,706
NetApp, Inc.	66,159	8,400,870
Seagate Technology Holdings PLC	62,610	6,396,864
Super Micro Computer, Inc. (a)	16,145	11,328,139
Western Digital Corp. (a)	104,686	7,019,196
		1,077,675,639
TOTAL INFORMATION TECHNOLOGY		4,667,675,724
MATERIALS - 2.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	71,272	18,805,117
Albemarle Corp. (b)	37,724	3,533,607
Celanese Corp.	32,216	4,547,288
CF Industries Holdings, Inc.	58,602	4,476,607
Corteva, Inc.	223,447	12,535,377
Dow, Inc.	225,444	12,279,935
DuPont de Nemours, Inc.	134,041	11,219,232
Eastman Chemical Co.	37,717	3,897,298
Ecolab, Inc.	81,476	18,795,698
FMC Corp.	39,948	2,331,365
International Flavors & Fragrances, Inc.	81,867	8,144,129
Linde PLC	154,112	69,889,792
LyondellBasell Industries NV Class A	82,466	8,202,068
PPG Industries, Inc.	75,455	9,581,276
Sherwin-Williams Co.	74,784	26,234,227
The Mosaic Co.	103,204	3,072,383
		217,545,399
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,761	11,725,189
Vulcan Materials Co.	42,397	11,638,400
		23,363,589
Containers & Packaging - 0.2%
Amcor PLC	463,402	4,879,623
Avery Dennison Corp.	25,822	5,598,984
Ball Corp.	99,508	6,351,596
International Paper Co.	111,363	5,176,152
Packaging Corp. of America	28,578	5,711,885
Smurfit Westrock PLC	166,477	7,464,829
		35,183,069
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	460,538	20,913,031
Newmont Corp.	369,698	18,141,081
Nucor Corp.	76,865	12,524,383
Steel Dynamics, Inc.	47,351	6,308,100
		57,886,595
TOTAL MATERIALS		333,978,652
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	50,461	5,918,571
American Tower Corp.	149,712	32,996,525
AvalonBay Communities, Inc.	45,518	9,327,549
BXP, Inc.	46,386	3,307,786
Camden Property Trust (SBI)	34,155	3,782,666
Crown Castle, Inc.	139,311	15,335,355
Digital Realty Trust, Inc.	104,034	15,552,043
Equinix, Inc.	30,427	24,044,632
Equity Residential (SBI)	110,556	7,698,014
Essex Property Trust, Inc.	20,584	5,729,762
Extra Space Storage, Inc.	67,878	10,834,686
Federal Realty Investment Trust (SBI)	23,894	2,667,765
Healthpeak Properties, Inc.	225,644	4,923,552
Host Hotels & Resorts, Inc.	226,034	3,957,855
Invitation Homes, Inc.	184,576	6,509,996
Iron Mountain, Inc.	93,977	9,638,281
Kimco Realty Corp.	213,959	4,649,329
Mid-America Apartment Communities, Inc.	37,454	5,234,946
Prologis, Inc.	296,821	37,414,287
Public Storage Operating Co.	50,702	15,003,736
Realty Income Corp.	279,162	16,032,274
Regency Centers Corp.	52,785	3,554,542
SBA Communications Corp. Class A	34,449	7,562,933
Simon Property Group, Inc.	104,493	16,033,406
UDR, Inc.	97,126	3,891,839
Ventas, Inc.	129,770	7,064,679
VICI Properties, Inc.	334,423	10,454,063
Welltower, Inc.	191,680	21,324,400
Weyerhaeuser Co.	233,719	7,422,915
		317,868,387
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	96,695	10,898,493
CoStar Group, Inc. (a)	130,918	10,214,222
		21,112,715
TOTAL REAL ESTATE		338,981,102
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	82,191	4,574,751
American Electric Power Co., Inc.	168,987	16,581,004
Constellation Energy Corp.	101,063	19,181,757
Duke Energy Corp.	247,412	27,034,709
Edison International	123,347	9,868,993
Entergy Corp.	68,452	7,938,378
Evergy, Inc.	73,715	4,275,470
Eversource Energy	112,940	7,330,935
Exelon Corp.	320,611	11,926,729
FirstEnergy Corp.	166,030	6,958,317
NextEra Energy, Inc.	658,680	50,316,565
NRG Energy, Inc.	66,836	5,024,062
PG&E Corp.	685,119	12,503,422
Pinnacle West Capital Corp.	36,462	3,120,783
PPL Corp.	236,482	7,028,245
Southern Co.	350,533	29,276,516
Xcel Energy, Inc.	178,144	10,382,232
		233,322,868
Gas Utilities - 0.0%
Atmos Energy Corp.	48,361	6,184,405
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	227,880	4,053,985
Vistra Corp.	104,710	8,295,126
		12,349,111
Multi-Utilities - 0.6%
Ameren Corp.	85,498	6,777,426
CenterPoint Energy, Inc.	205,099	5,691,497
CMS Energy Corp.	95,744	6,204,211
Consolidated Edison, Inc.	110,865	10,811,555
Dominion Energy, Inc.	268,733	14,366,466
DTE Energy Co.	66,345	7,996,563
NiSource, Inc.	143,715	4,491,094
Public Service Enterprise Group, Inc.	159,675	12,737,275
Sempra	202,882	16,242,733
WEC Energy Group, Inc.	101,258	8,714,263
		94,033,083
Water Utilities - 0.1%
American Water Works Co., Inc.	62,460	8,891,806
TOTAL UTILITIES		354,781,273
TOTAL COMMON STOCKS (Cost $6,924,675,140)		14,868,762,685

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $2,264,056)	2,271,000	2,264,012

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	32,960,786	32,967,378
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	10,592,915	10,593,974
TOTAL MONEY MARKET FUNDS (Cost $43,561,352)		43,561,352

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,970,500,548)	14,914,588,049
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,536,807)
NET ASSETS - 100.0%	14,911,051,242

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	158	Sep 2024	43,908,200	521,065	521,065

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,943,002.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,681,263	3,101,806,385	3,074,522,099	1,993,582	1,829	-	32,967,378	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	11,223,374	192,573,119	193,202,519	100,841	-	-	10,593,974	0.0%
Total	16,904,637	3,294,379,504	3,267,724,618	2,094,423	1,829	-	43,561,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,316,080,110	1,316,080,110	-	-
Consumer Discretionary	1,486,958,558	1,486,958,558	-	-
Consumer Staples	862,729,152	862,729,152	-	-
Energy	548,983,647	548,983,647	-	-
Financials	1,940,588,495	1,940,588,495	-	-
Health Care	1,765,150,368	1,765,150,368	-	-
Industrials	1,252,855,604	1,252,855,604	-	-
Information Technology	4,667,675,724	4,667,675,724	-	-
Materials	333,978,652	333,978,652	-	-
Real Estate	338,981,102	338,981,102	-	-
Utilities	354,781,273	354,781,273	-	-

U.S. Government and Government Agency Obligations	2,264,012	-	2,264,012	-

Money Market Funds	43,561,352	43,561,352	-	-
Total Investments in Securities:	14,914,588,049	14,912,324,037	2,264,012	-
Derivative Instruments: Assets
Futures Contracts	521,065	521,065	-	-
Total Assets	521,065	521,065	-	-
Total Derivative Instruments:	521,065	521,065	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	521,065	0
Total Equity Risk	521,065	0
Total Value of Derivatives	521,065	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $10,721,461) - See accompanying schedule:
Unaffiliated issuers (cost $6,926,939,196)	$14,871,026,697
Fidelity Central Funds (cost $43,561,352)	43,561,352

Total Investment in Securities (cost $6,970,500,548)		$14,914,588,049
Cash		9,998
Receivable for fund shares sold		6,460,763
Dividends receivable		8,742,526
Distributions receivable from Fidelity Central Funds		127,404
Receivable for daily variation margin on futures contracts		635,064
Prepaid expenses		3,199
Receivable from investment adviser for expense reductions		28,565
Other receivables		49,986
Total assets		14,930,645,554
Liabilities
Payable for investments purchased	$10,058
Payable for fund shares redeemed	8,613,525
Accrued management fee	182,703
Other payables and accrued expenses	163,876
Collateral on securities loaned	10,624,150
Total liabilities		19,594,312
Net Assets		$14,911,051,242
Net Assets consist of:
Paid in capital		$6,909,366,756
Total accumulated earnings (loss)		8,001,684,486
Net Assets		$14,911,051,242
Net Asset Value, offering price and redemption price per share ($14,911,051,242 ÷ 647,727,544 shares)		$23.02
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$181,883,924
Interest		99,710
Income from Fidelity Central Funds (including $100,841 from security lending)		2,094,423
Total income		184,078,057
Expenses
Management fee	$1,842,847
Custodian fees and expenses	184,806
Independent trustees' fees and expenses	34,925
Registration fees	74,238
Audit fees	56,814
Legal	18,657
Interest	312,358
Miscellaneous	51,484
Total expenses before reductions	2,576,129
Expense reductions	(384,432)
Total expenses after reductions		2,191,697
Net Investment income (loss)		181,886,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	62,037,632
Fidelity Central Funds	1,829
Futures contracts	7,496,374
Total net realized gain (loss)		69,535,835
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,364,984,019
Futures contracts	(256,764)
Total change in net unrealized appreciation (depreciation)		2,364,727,255
Net gain (loss)		2,434,263,090
Net increase (decrease) in net assets resulting from operations		$2,616,149,450
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$181,886,360	$176,131,497
Net realized gain (loss)	69,535,835	1,099,626,174
Change in net unrealized appreciation (depreciation)	2,364,727,255	(125,052,184)
Net increase (decrease) in net assets resulting from operations	2,616,149,450	1,150,705,487
Distributions to shareholders	(724,077,694)	(1,089,852,286)

Share transactions
Proceeds from sales of shares	9,140,804,990	10,289,960,268
Reinvestment of distributions	711,398,422	1,074,867,889
Cost of shares redeemed	(7,003,466,492)	(13,382,025,198)

Net increase (decrease) in net assets resulting from share transactions	2,848,736,920	(2,017,197,041)
Total increase (decrease) in net assets	4,740,808,676	(1,956,343,840)

Net Assets
Beginning of period	10,170,242,566	12,126,586,406
End of period	$14,911,051,242	$10,170,242,566

Other Information
Shares
Sold	452,527,025	566,651,200
Issued in reinvestment of distributions	38,357,677	59,907,420
Redeemed	(344,834,208)	(735,080,816)
Net increase (decrease)	146,050,494	(108,522,196)

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.27	$19.87	$23.16	$17.68	$16.09
Income from Investment Operations
Net investment income (loss) A,B	.30	.30	.30	.31	.32
Net realized and unrealized gain (loss)	3.84	1.99	(1.23)	5.94	1.56
Total from investment operations	4.14	2.29	(.93)	6.25	1.88
Distributions from net investment income	(.32)	(.33)	(.34)	(.35)	(.29)
Distributions from net realized gain	(1.07)	(1.56)	(2.02)	(.42)	-
Total distributions	(1.39)	(1.89)	(2.36)	(.77)	(.29)
Net asset value, end of period	$23.02	$20.27	$19.87	$23.16	$17.68
Total Return C	22.14%	12.98%	(4.68)%	36.43%	11.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02%	.03%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.03%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.03%	.02%	.02%	.02%
Net investment income (loss)	1.48%	1.66%	1.43%	1.52%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$14,911,051	$10,170,243	$12,126,586	$13,967,770	$15,406,444
Portfolio turnover rate F	40%	75%	75%	86%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,047,846,818
Gross unrealized depreciation	(197,848,580)
Net unrealized appreciation (depreciation)	$7,849,998,238
Tax Cost	$7,064,589,811

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$171,768,768
Net unrealized appreciation (depreciation) on securities and other investments	$7,849,998,238

The Fund intends to elect to defer to its next fiscal year $20,082,521 of capital losses recognized during the period November 1, 2023 to July 31, 2024.

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$167,590,242	$189,184,878
Long-term Capital Gains	556,487,452	900,667,408
Total	$724,077,694	$1,089,852,286
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	7,248,348,623	4,935,100,069
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Large Cap Index Fund	Borrower	59,384,647	5.57%	312,358

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	20,067
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Large Cap Index Fund	9,550	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $384,432.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	22%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Large Cap Index Fund	31%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Large Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Large Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $5,865,994, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,739,640 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 93% and 91% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 95.99% and 91.46% of the dividends distributed in September and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.34% and 5.76% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9870993.108
SV9-ANN-0924
Fidelity® SAI U.S. Quality Index Fund

Annual Report
July 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Quality Index Fund
Schedule of Investments July 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.0%
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A	5,404,117	927,022,230
Meta Platforms, Inc. Class A	1,453,223	690,033,877
		1,617,056,107
Media - 0.6%
The Trade Desk, Inc. Class A (a)	843,335	75,798,950
TOTAL COMMUNICATION SERVICES		1,692,855,057
CONSUMER DISCRETIONARY - 5.8%
Broadline Retail - 0.4%
Amazon.com, Inc. (a)	258,721	48,375,653
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.	68,179	253,285,667
Wingstop, Inc.	56,854	21,256,574
Yum! Brands, Inc.	547,897	72,777,159
		347,319,400
Household Durables - 0.7%
Garmin Ltd.	299,377	51,268,311
NVR, Inc. (a)	6,133	52,789,675
		104,057,986
Specialty Retail - 1.9%
AutoZone, Inc. (a)	33,745	105,746,369
O'Reilly Automotive, Inc. (a)	115,229	129,787,032
Williams-Sonoma, Inc. (b)	251,762	38,942,546
		274,475,947
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	50,291	46,399,985
TOTAL CONSUMER DISCRETIONARY		820,628,971
CONSUMER STAPLES - 6.9%
Beverages - 3.6%
The Coca-Cola Co.	7,586,752	506,339,828
Household Products - 2.1%
Colgate-Palmolive Co.	1,608,645	159,561,498
Procter & Gamble Co.	834,246	134,113,387
		293,674,885
Tobacco - 1.2%
Altria Group, Inc.	3,446,918	168,933,451
TOTAL CONSUMER STAPLES		968,948,164
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Texas Pacific Land Corp. (b)	36,482	30,823,642
FINANCIALS - 10.8%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	195,622	84,131,154
Hamilton Lane, Inc. Class A	73,884	10,666,633
LPL Financial	145,027	32,126,381
		126,924,168
Financial Services - 7.6%
Equitable Holdings, Inc.	615,716	26,851,375
MasterCard, Inc. Class A	1,160,802	538,275,495
Visa, Inc. Class A	1,955,130	519,419,387
		1,084,546,257
Insurance - 2.3%
Arch Capital Group Ltd. (a)	725,356	69,474,598
Erie Indemnity Co. Class A	48,610	21,444,302
Kinsale Capital Group, Inc. (b)	43,021	19,663,608
Marsh & McLennan Companies, Inc.	958,721	213,382,533
		323,965,041
TOTAL FINANCIALS		1,535,435,466
HEALTH CARE - 15.0%
Biotechnology - 4.9%
AbbVie, Inc.	1,098,675	203,606,451
Regeneron Pharmaceuticals, Inc. (a)	201,148	217,076,910
United Therapeutics Corp. (a)	91,868	28,781,326
Vertex Pharmaceuticals, Inc. (a)	486,622	241,228,258
		690,692,945
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	1,147,481	72,348,677
IDEXX Laboratories, Inc. (a)	162,637	77,434,728
		149,783,405
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	286,547	54,996,966
Life Sciences Tools & Services - 0.6%
Medpace Holdings, Inc. (a)	45,960	17,580,619
Mettler-Toledo International, Inc. (a)	42,154	64,117,499
		81,698,118
Pharmaceuticals - 8.1%
Johnson & Johnson	3,516,583	555,092,627
Merck & Co., Inc.	3,770,541	426,561,303
Zoetis, Inc. Class A	898,320	161,733,533
		1,143,387,463
TOTAL HEALTH CARE		2,120,558,897
INDUSTRIALS - 7.0%
Building Products - 0.1%
A.O. Smith Corp.	241,168	20,508,927
Commercial Services & Supplies - 0.9%
Cintas Corp.	168,127	128,438,940
Machinery - 2.0%
Allison Transmission Holdings, Inc.	176,957	15,676,621
Graco, Inc.	328,801	27,964,525
Illinois Tool Works, Inc.	530,468	131,174,127
Otis Worldwide Corp.	794,131	75,045,380
Snap-On, Inc.	103,722	29,771,326
		279,631,979
Professional Services - 2.8%
Automatic Data Processing, Inc.	799,868	210,061,334
Paychex, Inc.	623,737	79,850,811
Paycom Software, Inc.	94,747	15,802,852
Paylocity Holding Corp. (a)(b)	85,318	12,803,672
Robert Half, Inc.	206,068	13,227,505
Verisk Analytics, Inc.	273,346	71,548,316
		403,294,490
Trading Companies & Distributors - 1.2%
Fastenal Co.	1,116,561	78,996,691
W.W. Grainger, Inc.	86,102	84,105,295
		163,101,986
TOTAL INDUSTRIALS		994,976,322
INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	492,625	170,719,194
IT Services - 0.8%
Gartner, Inc. (a)	152,280	76,321,213
VeriSign, Inc. (a)	171,085	31,994,606
		108,315,819
Semiconductors & Semiconductor Equipment - 16.1%
Applied Materials, Inc.	1,625,474	344,925,583
KLA Corp.	264,252	217,497,894
Lam Research Corp.	256,160	235,984,838
Lattice Semiconductor Corp. (a)(b)	261,379	13,853,087
Microchip Technology, Inc.	1,056,757	93,818,886
NVIDIA Corp.	10,288,834	1,203,999,355
Qualcomm, Inc.	951,355	172,147,687
		2,282,227,330
Software - 12.8%
Adobe, Inc. (a)	883,197	487,215,625
ANSYS, Inc. (a)	170,017	53,322,432
Autodesk, Inc. (a)	418,409	103,564,596
Cadence Design Systems, Inc. (a)	531,738	142,324,993
Check Point Software Technologies Ltd. (a)	179,280	32,888,916
CommVault Systems, Inc. (a)	84,890	12,975,437
Dolby Laboratories, Inc. Class A	114,653	9,030,070
Fair Isaac Corp. (a)	48,796	78,073,600
Fortinet, Inc. (a)	1,245,660	72,298,106
Manhattan Associates, Inc. (a)	120,322	30,727,832
Microsoft Corp.	1,402,271	586,640,073
Palo Alto Networks, Inc. (a)	616,052	200,050,566
Qualys, Inc. (a)	72,148	10,760,153
		1,819,872,399
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	6,172,591	1,370,809,007
NetApp, Inc.	402,336	51,088,625
		1,421,897,632
TOTAL INFORMATION TECHNOLOGY		5,803,032,374
MATERIALS - 0.1%
Metals & Mining - 0.1%
Royal Gold, Inc. (b)	130,491	18,023,417
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain, Inc.	573,249	58,792,417
Simon Property Group, Inc.	638,371	97,951,646
		156,744,063
TOTAL COMMON STOCKS (Cost $8,921,909,475)		14,142,026,373

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $1,791,505)	1,797,000	1,791,470

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	27,065,482	27,070,895
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	42,157,763	42,161,979
TOTAL MONEY MARKET FUNDS (Cost $69,232,874)		69,232,874

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $8,992,933,854)	14,213,050,717
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(36,227,619)
NET ASSETS - 100.0%	14,176,823,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	89	Sep 2024	34,719,345	(397,136)	(397,136)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,791,470.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	26,917,616	1,411,997,157	1,411,843,657	1,390,600	(221)	-	27,070,895	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	24,275,950	368,306,971	350,420,942	12,027	-	-	42,161,979	0.2%
Total	51,193,566	1,780,304,128	1,762,264,599	1,402,627	(221)	-	69,232,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,692,855,057	1,692,855,057	-	-
Consumer Discretionary	820,628,971	820,628,971	-	-
Consumer Staples	968,948,164	968,948,164	-	-
Energy	30,823,642	30,823,642	-	-
Financials	1,535,435,466	1,535,435,466	-	-
Health Care	2,120,558,897	2,120,558,897	-	-
Industrials	994,976,322	994,976,322	-	-
Information Technology	5,803,032,374	5,803,032,374	-	-
Materials	18,023,417	18,023,417	-	-
Real Estate	156,744,063	156,744,063	-	-

U.S. Government and Government Agency Obligations	1,791,470	-	1,791,470	-

Money Market Funds	69,232,874	69,232,874	-	-
Total Investments in Securities:	14,213,050,717	14,211,259,247	1,791,470	-
Derivative Instruments: Liabilities
Futures Contracts	(397,136)	(397,136)	-	-
Total Liabilities	(397,136)	(397,136)	-	-
Total Derivative Instruments:	(397,136)	(397,136)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(397,136)
Total Equity Risk	0	(397,136)
Total Value of Derivatives	0	(397,136)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2024
Assets
Investment in securities, at value (including securities loaned of $42,165,756) - See accompanying schedule:
Unaffiliated issuers (cost $8,923,700,980)	$14,143,817,843
Fidelity Central Funds (cost $69,232,874)	69,232,874

Total Investment in Securities (cost $8,992,933,854)		$14,213,050,717
Segregated cash with brokers for derivative instruments		55,747
Receivable for fund shares sold		490,310
Dividends receivable		6,022,479
Distributions receivable from Fidelity Central Funds		136,848
Receivable for daily variation margin on futures contracts		1,012,820
Prepaid expenses		2,660
Other receivables		3,483
Total assets		14,220,775,064
Liabilities
Payable for fund shares redeemed	$537,832
Accrued management fee	1,197,242
Other payables and accrued expenses	68,237
Collateral on securities loaned	42,148,655
Total liabilities		43,951,966
Net Assets		$14,176,823,098
Net Assets consist of:
Paid in capital		$7,534,119,190
Total accumulated earnings (loss)		6,642,703,908
Net Assets		$14,176,823,098
Net Asset Value, offering price and redemption price per share ($14,176,823,098 ÷ 617,447,213 shares)		$22.96
Statement of Operations
Year ended July 31, 2024
Investment Income
Dividends		$153,452,516
Interest		111,779
Income from Fidelity Central Funds (including $12,027 from security lending)		1,402,627
Total income		154,966,922
Expenses
Management fee	$13,330,347
Custodian fees and expenses	91,245
Independent trustees' fees and expenses	39,357
Registration fees	33,568
Audit fees	56,484
Legal	14,234
Interest	490,722
Miscellaneous	59,402
Total expenses before reductions	14,115,359
Expense reductions	(59,124)
Total expenses after reductions		14,056,235
Net Investment income (loss)		140,910,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,576,689,608
Fidelity Central Funds	(221)
Futures contracts	6,289,763
Total net realized gain (loss)		1,582,979,150
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,405,138,185
Futures contracts	(2,513,836)
Total change in net unrealized appreciation (depreciation)		1,402,624,349
Net gain (loss)		2,985,603,499
Net increase (decrease) in net assets resulting from operations		$3,126,514,186
Statement of Changes in Net Assets

	Year ended July 31, 2024	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$140,910,687	$159,567,532
Net realized gain (loss)	1,582,979,150	72,409,466
Change in net unrealized appreciation (depreciation)	1,402,624,349	1,425,225,146
Net increase (decrease) in net assets resulting from operations	3,126,514,186	1,657,202,144
Distributions to shareholders	(317,078,481)	(151,433,952)

Share transactions
Proceeds from sales of shares	1,055,257,787	2,689,324,785
Reinvestment of distributions	312,161,986	148,959,461
Cost of shares redeemed	(3,073,561,656)	(2,679,474,559)

Net increase (decrease) in net assets resulting from share transactions	(1,706,141,883)	158,809,687
Total increase (decrease) in net assets	1,103,293,822	1,664,577,879

Net Assets
Beginning of period	13,073,529,276	11,408,951,397
End of period	$14,176,823,098	$13,073,529,276

Other Information
Shares
Sold	53,032,086	165,452,298
Issued in reinvestment of distributions	16,907,890	9,395,183
Redeemed	(151,753,582)	(167,559,660)
Net increase (decrease)	(81,813,606)	7,287,821

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

Years ended July 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.70	$16.49	$19.24	$15.96	$15.19
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.23	.22	.26
Net realized and unrealized gain (loss)	4.51	2.20	(1.36)	4.58	2.45
Total from investment operations	4.72	2.43	(1.13)	4.80	2.71
Distributions from net investment income	(.23)	(.22)	(.20)	(.28)	(.24)
Distributions from net realized gain	(.23)	-	(1.42)	(1.25)	(1.69)
Total distributions	(.46)	(.22)	(1.62)	(1.52) C	(1.94) C
Net asset value, end of period	$22.96	$18.70	$16.49	$19.24	$15.96
Total Return D	25.86%	14.97%	(6.55)%	32.64%	20.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11%	.11%	.10%	.10%	.11%
Expenses net of fee waivers, if any	.11%	.11%	.10%	.10%	.11%
Expenses net of all reductions	.11%	.11%	.10%	.10%	.11%
Net investment income (loss)	1.06%	1.43%	1.30%	1.30%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$14,176,823	$13,073,529	$11,408,951	$10,136,091	$8,332,335
Portfolio turnover rate G	53%	58%	47%	71%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended July 31, 2024

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,328,921,179
Gross unrealized depreciation	(122,056,473)
Net unrealized appreciation (depreciation)	$5,206,864,706
Tax Cost	$9,006,186,011

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$319,615,850
Undistributed long-term capital gain	$1,116,223,352
Net unrealized appreciation (depreciation) on securities and other investments	$5,206,864,706

The tax character of distributions paid was as follows:

	July 31, 2024	July 31, 2023
Ordinary Income	$157,333,391	$151,433,952
Long-term Capital Gains	159,745,090	-
Total	$317,078,481	$151,433,952
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	7,048,339,828	8,742,789,576
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Quality Index Fund	Borrower	66,665,244	5.57%	463,809

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	22,141
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Quality Index Fund	1,262	2	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Quality Index Fund	27,698,000	5.83%	26,913
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $59,124.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	88%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	93%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Quality Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Quality Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2024, $1,246,055,051, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.9868208.108
SV4-ANN-0924

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 20, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024